AST MODERATE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 83.3%
Affiliated Mutual Funds — 15.7%
AST ClearBridge Dividend Growth Portfolio*	7,059,704	$168,656,329
AST T. Rowe Price Natural Resources Portfolio*	629,555	15,562,601
AST Large-Cap Growth Portfolio*	2,039,318	100,293,677
AST Small-Cap Value Portfolio*	44,097	1,336,130
AST Small-Cap Growth Portfolio*	24,016	1,370,814
AST Large-Cap Value Portfolio*	2,823,445	108,194,405
AST International Value Portfolio*	1,325,012	23,081,713
AST International Growth Portfolio*	1,228,374	23,486,507
AST High Yield Portfolio*	426,822	4,524,312
AST Western Asset Emerging Markets Debt Portfolio*	266,298	2,609,717

Total Affiliated Mutual Funds (cost $481,201,948)(wd)		449,116,205
Common Stocks — 30.3%
Australia — 0.5%
Aristocrat Leisure Ltd.	19,171	404,251
ASX Ltd.	2,946	135,584
Australia & New Zealand Banking Group Ltd.	45,212	661,849
BHP Group Ltd.	80,817	2,008,960
BlueScope Steel Ltd.	133,079	1,292,416
Brambles Ltd.	23,452	171,562
Coles Group Ltd.	20,430	215,381
Commonwealth Bank of Australia	25,483	1,482,473
Computershare Ltd.	53,993	861,193
CSL Ltd.	1,188	216,058
Fortescue Metals Group Ltd.	120,424	1,292,794
Glencore PLC	216,634	1,138,415
Goodman Group, REIT	126,659	1,280,119
Macquarie Group Ltd.	5,856	571,313
Medibank Private Ltd.	41,953	93,772
Rio Tinto Ltd.	5,677	343,415
Scentre Group, REIT	83,102	135,779
Sonic Healthcare Ltd.	67,097	1,308,741
South32 Ltd.	57,225	135,847
Stockland, REIT	37,397	78,265
Telstra Corp. Ltd.	68,183	168,359
Wesfarmers Ltd.	13,095	357,998
WiseTech Global Ltd.	3,195	104,389
Woolworths Group Ltd.	18,384	399,496
		14,858,429
Belgium — 0.1%
KBC Group NV	3,800	180,325
Solvay SA	15,241	1,179,991
		1,360,316
Brazil — 0.0%
Yara International ASA	27,998	982,594
China — 0.1%
Chow Tai Fook Jewellery Group Ltd.	44,200	83,069
NXP Semiconductors NV	13,600	2,006,136
SITC International Holdings Co. Ltd.	408,000	748,245
	Shares	Value

Common Stocks (continued)
China (cont’d.)
Wilmar International Ltd.	29,400	$78,215
		2,915,665
Denmark — 0.1%
AP Moller - Maersk A/S (Class A Stock)	49	86,571
AP Moller - Maersk A/S (Class B Stock)	696	1,264,791
Novo Nordisk A/S (Class B Stock)	24,858	2,476,300
		3,827,662
Finland — 0.2%
Kesko OYJ (Class B Stock)	60,177	1,122,721
Nokia OYJ	362,390	1,555,762
Nordea Bank Abp	52,756	451,498
Sampo OYJ (Class A Stock)	37,794	1,613,488
Stora Enso OYJ (Class R Stock)	8,416	106,912
		4,850,381
France — 0.8%
AXA SA	74,024	1,616,160
Capgemini SE	6,504	1,041,294
Carrefour SA	9,536	132,256
Cie de Saint-Gobain	19,610	701,168
Dassault Systemes SE	47,944	1,655,270
Edenred	2,024	93,247
Eiffage SA	1,282	102,808
Engie SA	145,029	1,669,268
Eurazeo SE	1,176	61,365
Hermes International	1,544	1,815,930
Ipsen SA	14,689	1,359,469
Klepierre SA, REIT*	55,155	958,885
La Francaise des Jeux SAEM, 144A	34,099	1,011,510
L’Oreal SA	3,729	1,192,318
LVMH Moet Hennessy Louis Vuitton SE	4,099	2,416,667
Publicis Groupe SA	30,097	1,426,077
Sanofi	33,760	2,570,706
Thales SA	1,748	192,619
TotalEnergies SE	28,004	1,313,796
Vinci SA	20,291	1,640,746
		22,971,559
Germany — 0.4%
Bayer AG	24,203	1,115,142
Brenntag SE	21,561	1,303,406
Commerzbank AG*	17,043	121,329
Deutsche Bank AG	186,424	1,380,280
Deutsche Boerse AG	3,003	492,272
Deutsche Telekom AG	75,410	1,283,605
E.ON SE	200,842	1,543,024
Fresenius SE & Co. KGaA	6,289	134,051
Henkel AG & Co. KGaA	1,610	91,244
Infineon Technologies AG	21,328	466,743
Mercedes-Benz Group AG	9,808	495,961
Merck KGaA	2,004	324,409
SAP SE	2,313	188,498
A1

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Germany (cont’d.)
Telefonica Deutschland Holding AG	472,649	$955,611
		9,895,575
Hong Kong — 0.1%
AIA Group Ltd.	58,200	484,568
CK Asset Holdings Ltd.	30,000	180,102
CK Infrastructure Holdings Ltd.	13,500	68,854
Jardine Matheson Holdings Ltd.	29,300	1,481,348
New World Development Co. Ltd.	23,000	65,322
WH Group Ltd., 144A	1,970,000	1,239,010
Wharf Real Estate Investment Co. Ltd.	23,000	104,268
		3,623,472
Israel — 0.0%
Bank Leumi Le-Israel BM	24,961	213,186
Bezeq The Israeli Telecommunication Corp. Ltd.	64,870	106,042
ICL Group Ltd.	11,287	90,459
Israel Discount Bank Ltd. (Class A Stock)	24,198	121,845
Mizrahi Tefahot Bank Ltd.	2,443	85,527
ZIM Integrated Shipping Services Ltd.(a)	3,200	75,200
		692,259
Italy — 0.2%
Enel SpA	319,841	1,311,740
Eni SpA	162,363	1,725,708
Ferrari NV	1,936	358,520
Poste Italiane SpA, 144A	30,597	231,161
Prysmian SpA	4,228	121,106
Snam SpA	31,058	125,534
Terna - Rete Elettrica Nazionale	21,697	132,146
		4,005,915
Japan — 1.3%
Advantest Corp.	3,200	147,778
AGC, Inc.	3,200	99,622
Astellas Pharma, Inc.	27,600	365,625
Bandai Namco Holdings, Inc.	3,200	208,539
Chugai Pharmaceutical Co. Ltd.	15,700	392,234
Dai-ichi Life Holdings, Inc.	99,100	1,575,722
Dentsu Group, Inc.	3,200	90,968
Eisai Co. Ltd.	2,200	118,050
FANUC Corp.	3,000	421,243
Fast Retailing Co. Ltd.	2,000	1,059,889
Hamamatsu Photonics KK	34,900	1,495,893
Hitachi Construction Machinery Co. Ltd.	67,200	1,248,895
Honda Motor Co. Ltd.	25,800	560,009
Ibiden Co. Ltd.	2,600	71,081
Inpex Corp.	86,700	808,658
Japan Post Holdings Co. Ltd.	36,700	243,145
Japan Post Insurance Co. Ltd.	42,200	591,057
Japan Tobacco, Inc.	88,900	1,460,872
Kao Corp.	7,300	297,040
Komatsu Ltd.	15,000	273,125
	Shares	Value

Common Stocks (continued)
Japan (cont’d.)
Marubeni Corp.	174,300	$1,520,854
Mazda Motor Corp.	175,500	1,165,346
Mitsubishi Corp.	19,900	544,269
Mitsubishi Heavy Industries Ltd.	5,200	172,948
Mitsui & Co. Ltd.	87,100	1,853,469
MS&AD Insurance Group Holdings, Inc.	49,600	1,313,543
NGK Insulators Ltd.	6,000	74,680
Nintendo Co. Ltd.	18,000	726,017
Nippon Steel Corp.	13,000	180,417
Nomura Research Institute Ltd.	5,400	131,886
NTT Data Corp.	106,800	1,379,547
Olympus Corp.	20,600	396,297
Ono Pharmaceutical Co. Ltd.	58,700	1,371,158
Oriental Land Co. Ltd.	12,600	1,708,924
ORIX Corp.	85,900	1,203,378
Osaka Gas Co. Ltd.	5,600	84,426
Rohm Co. Ltd.	8,700	570,165
Seiko Epson Corp.	6,100	83,292
Sekisui House Ltd.	20,800	344,496
Shimano, Inc.	1,100	172,112
Shin-Etsu Chemical Co. Ltd.	7,200	712,489
Shionogi & Co. Ltd.	4,000	193,177
SMC Corp.	2,900	1,180,214
SoftBank Group Corp.	54,100	1,833,509
Sompo Holdings, Inc.	34,300	1,372,389
Sony Group Corp.	4,700	302,748
Subaru Corp.	9,800	148,101
SUMCO Corp.	6,300	73,402
Sumitomo Corp.	84,000	1,037,768
Sumitomo Metal Mining Co. Ltd.	4,100	117,492
Suzuki Motor Corp.	5,500	171,216
Taisei Corp.	2,900	80,428
Takeda Pharmaceutical Co. Ltd.	22,600	586,872
TDK Corp.	17,500	540,231
TIS, Inc.	3,600	95,579
Tokyo Gas Co. Ltd.	5,800	97,910
TOPPAN, Inc.	37,400	557,113
Tosoh Corp.	102,400	1,141,285
Toyota Industries Corp.	2,300	109,873
Toyota Motor Corp.	80,000	1,045,636
USS Co. Ltd.	13,800	213,129
		38,137,230
Luxembourg — 0.0%
ArcelorMittal SA	48,453	964,133
Netherlands — 0.4%
ASML Holding NV	3,545	1,468,619
Heineken Holding NV	1,530	104,742
Heineken NV	13,228	1,155,216
IMCD NV	881	104,453
ING Groep NV	62,038	531,568
Koninklijke Ahold Delhaize NV	69,521	1,770,800
Koninklijke KPN NV	85,689	231,906
Koninklijke Philips NV	14,298	220,139
NN Group NV	21,588	839,643
OCI NV	2,623	96,032

A2

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Netherlands (cont’d.)
Randstad NV	1,928	$83,214
Shell PLC	154,144	3,823,994
Wolters Kluwer NV	17,088	1,663,920
		12,094,246
New Zealand — 0.0%
Spark New Zealand Ltd.	399,526	1,117,775
Norway — 0.1%
DNB Bank ASA	89,455	1,419,478
Equinor ASA	54,261	1,789,459
Mowi ASA	6,331	80,527
Norsk Hydro ASA	21,312	114,359
Orkla ASA	12,496	90,837
		3,494,660
Singapore — 0.2%
Capitaland Investment Ltd.	39,200	94,310
City Developments Ltd.	93,200	491,176
DBS Group Holdings Ltd.	88,000	2,035,736
Oversea-Chinese Banking Corp. Ltd.	124,000	1,016,042
Singapore Exchange Ltd.	218,600	1,434,099
STMicroelectronics NV	12,681	394,091
		5,465,454
Spain — 0.1%
Banco Santander SA	32,153	74,817
Iberdrola SA	90,401	842,916
Industria de Diseno Textil SA	76,749	1,583,841
Repsol SA	6,862	78,846
		2,580,420
Sweden — 0.1%
Alfa Laval AB	4,394	108,958
Assa Abloy AB (Class B Stock)	15,490	290,222
Atlas Copco AB (Class A Stock)	42,046	390,791
Atlas Copco AB (Class B Stock)	24,363	201,945
Epiroc AB (Class A Stock)	10,296	147,289
Essity AB (Class B Stock)	9,087	179,530
Evolution AB, 144A	3,026	239,198
Investor AB (Class A Stock)	7,721	118,313
Nibe Industrier AB (Class B Stock)	24,470	218,278
Securitas AB (Class B Stock)	9,433	65,484
Skandinaviska Enskilda Banken AB (Class A Stock)	18,018	171,725
Swedbank AB (Class A Stock)	14,582	191,400
Volvo AB (Class B Stock)	23,432	331,586
		2,654,719
Switzerland — 0.3%
ABB Ltd.	25,465	657,492
Cie Financiere Richemont SA (Class A Stock)	8,165	770,739
Julius Baer Group Ltd.	28,213	1,231,189
Kuehne + Nagel International AG	6,569	1,337,658
Novartis AG	35,215	2,684,686
Partners Group Holding AG	372	299,380
Swatch Group AG (The)	468	105,112
	Shares	Value

Common Stocks (continued)
Switzerland (cont’d.)
UBS Group AG	66,275	$961,515
VAT Group AG, 144A	450	91,318
Zurich Insurance Group AG	2,362	941,613
		9,080,702
United Kingdom — 1.0%
3i Group PLC	14,989	179,979
Ashtead Group PLC	5,607	251,809
AstraZeneca PLC	13,586	1,493,502
BAE Systems PLC	163,416	1,435,842
Barclays PLC	1,003,063	1,596,009
BP PLC	289,055	1,381,218
British American Tobacco PLC	70,013	2,510,494
Bunzl PLC	5,168	157,898
Burberry Group PLC	14,975	299,133
CK Hutchison Holdings Ltd.	40,000	220,250
Compass Group PLC	50,788	1,011,312
Diageo PLC	8,162	343,567
Haleon PLC*	85,431	266,371
HSBC Holdings PLC	284,267	1,471,895
Imperial Brands PLC	78,209	1,608,202
Informa PLC	24,408	139,514
InterContinental Hotels Group PLC	2,941	141,644
JD Sports Fashion PLC	956,131	1,053,349
Legal & General Group PLC	95,924	228,969
Linde PLC	10,700	2,884,613
Lloyds Banking Group PLC	3,795,440	1,715,495
NatWest Group PLC	571,310	1,422,975
Reckitt Benckiser Group PLC	21,666	1,436,055
RELX PLC	31,133	760,758
Smiths Group PLC	85,346	1,421,607
Spirax-Sarco Engineering PLC	1,160	133,346
SSE PLC	44,010	743,153
Unilever PLC	43,573	1,914,591
Whitbread PLC	3,149	79,822
WPP PLC	47,548	392,518
		28,695,890
United States — 24.3%
Abbott Laboratories	63,300	6,124,908
AbbVie, Inc.	29,100	3,905,511
Accenture PLC (Class A Stock)	18,900	4,862,970
Adobe, Inc.*	9,300	2,559,360
AES Corp. (The)	72,900	1,647,540
AGCO Corp.	18,600	1,788,762
Agilent Technologies, Inc.	29,800	3,622,190
Alaska Air Group, Inc.*	40,800	1,597,320
Albemarle Corp.	7,900	2,089,076
Albertson’s Cos., Inc. (Class A Stock)	80,700	2,006,202
Alphabet, Inc. (Class A Stock)*	132,900	12,711,885
Alphabet, Inc. (Class C Stock)*	124,400	11,961,060
Amazon.com, Inc.*	194,700	22,001,100
American International Group, Inc.	53,600	2,544,928
American Tower Corp., REIT	3,200	687,040
Americold Realty Trust, Inc., REIT	16,100	396,060
Ameriprise Financial, Inc.	4,300	1,083,385
AMETEK, Inc.	15,400	1,746,514

A3

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
Amgen, Inc.	1,600	$360,640
Apple, Inc.	322,300	44,541,860
Applied Materials, Inc.	20,300	1,663,179
Archer-Daniels-Midland Co.	29,800	2,397,410
Arista Networks, Inc.*	28,900	3,262,521
Arthur J. Gallagher & Co.	4,600	787,612
AT&T, Inc.	182,600	2,801,084
Autodesk, Inc.*	2,900	541,720
Automatic Data Processing, Inc.	19,900	4,501,181
AutoNation, Inc.*(a)	9,900	1,008,513
Bank of America Corp.	168,500	5,088,700
Bank of New York Mellon Corp. (The)	47,900	1,845,108
Bath & Body Works, Inc.	71,000	2,314,600
Baxter International, Inc.	30,300	1,631,958
Berkshire Hathaway, Inc. (Class B Stock)*	37,200	9,933,144
Best Buy Co., Inc.	8,600	544,724
Booking Holdings, Inc.*	800	1,314,568
BorgWarner, Inc.(a)	23,300	731,620
Bristol-Myers Squibb Co.	98,300	6,988,147
Broadcom, Inc.	16,000	7,104,160
Builders FirstSource, Inc.*	9,600	565,632
Cadence Design Systems, Inc.*	23,400	3,824,262
Capital One Financial Corp.	30,500	2,811,185
Carrier Global Corp.	16,200	576,072
Caterpillar, Inc.	2,800	459,424
CDW Corp.	9,100	1,420,328
Celanese Corp.	23,000	2,077,820
Charles River Laboratories International, Inc.*	1,200	236,160
Charles Schwab Corp. (The)	46,300	3,327,581
Chemours Co. (The)	17,100	421,515
Cheniere Energy, Inc.	1,700	282,047
Chevron Corp.	60,400	8,677,668
Chipotle Mexican Grill, Inc.*	2,800	4,207,728
Chubb Ltd.	19,200	3,492,096
Cigna Corp.	7,500	2,081,025
Cirrus Logic, Inc.*	3,200	220,160
Cisco Systems, Inc.	97,600	3,904,000
Citigroup, Inc.	73,000	3,041,910
Citizens Financial Group, Inc.	70,600	2,425,816
CME Group, Inc.	18,600	3,294,618
Coca-Cola Co. (The)	77,600	4,347,152
Cognizant Technology Solutions Corp. (Class A Stock)	33,100	1,901,264
Colgate-Palmolive Co.	7,000	491,750
Comcast Corp. (Class A Stock)	117,200	3,437,476
ConocoPhillips	58,600	5,997,124
Constellation Brands, Inc. (Class A Stock)	2,400	551,232
Corning, Inc.	46,400	1,346,528
Corteva, Inc.	14,800	845,820
CoStar Group, Inc.*	31,100	2,166,115
Costco Wholesale Corp.	14,400	6,800,688
Crowdstrike Holdings, Inc. (Class A Stock)*	2,100	346,101
CVS Health Corp.	51,600	4,921,092
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
Danaher Corp.	10,800	$2,789,532
Deckers Outdoor Corp.*	700	218,827
Deere & Co.	1,100	367,279
Dell Technologies, Inc. (Class C Stock)	24,900	850,833
Diamondback Energy, Inc.	6,300	758,898
Dollar General Corp.	14,800	3,549,928
DTE Energy Co.	6,500	747,825
Eagle Materials, Inc.	19,800	2,122,164
eBay, Inc.	14,100	519,021
Edison International	63,200	3,575,856
Edwards Lifesciences Corp.*	35,200	2,908,576
Electronic Arts, Inc.	7,900	914,109
Elevance Health, Inc.	7,300	3,315,952
Eli Lilly & Co.	7,000	2,263,450
Emerson Electric Co.	6,800	497,896
Enphase Energy, Inc.*	15,300	4,245,291
EPAM Systems, Inc.*	1,800	651,942
EPR Properties, REIT	8,200	294,052
Equinix, Inc., REIT	5,600	3,185,504
Equity Residential, REIT	3,200	215,104
Essex Property Trust, Inc., REIT	3,700	896,251
Exelon Corp.	101,200	3,790,952
Exxon Mobil Corp.	87,500	7,639,625
FactSet Research Systems, Inc.	4,900	1,960,539
Federal Realty Investment Trust, REIT	2,700	243,324
FedEx Corp.	26,900	3,993,843
FirstEnergy Corp.	48,800	1,805,600
Ford Motor Co.	66,100	740,320
Fortune Brands Home & Security, Inc.	8,800	472,472
Fox Corp. (Class A Stock)	6,700	205,556
Gates Industrial Corp. PLC*	117,300	1,144,848
General Dynamics Corp.	4,800	1,018,416
Gilead Sciences, Inc.	84,100	5,188,129
Globe Life, Inc.	6,400	638,080
Goldman Sachs Group, Inc. (The)	16,700	4,893,935
GSK PLC	106,292	1,535,144
Halliburton Co.	81,700	2,011,454
Hartford Financial Services Group, Inc. (The)	3,500	216,790
Hewlett Packard Enterprise Co.	66,300	794,274
Home Depot, Inc. (The)	28,300	7,809,102
Honeywell International, Inc.	35,000	5,843,950
Host Hotels & Resorts, Inc., REIT	105,300	1,672,164
Howmet Aerospace, Inc.	89,100	2,755,863
HP, Inc.	8,300	206,836
Humana, Inc.	900	436,671
IDEX Corp.	3,700	739,445
Intel Corp.	211,000	5,437,470
International Business Machines Corp.	7,800	926,718
International Paper Co.	11,800	374,060
Invesco Ltd.(a)	46,300	634,310
IQVIA Holdings, Inc.*	8,300	1,503,462
Jazz Pharmaceuticals PLC*	8,500	1,132,965
Johnson & Johnson	43,600	7,122,496
JPMorgan Chase & Co.	44,700	4,671,150
Keysight Technologies, Inc.*	15,000	2,360,400
Kimberly-Clark Corp.	32,200	3,623,788

A4

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
Kraft Heinz Co. (The)	24,500	$817,075
Lattice Semiconductor Corp.*	7,800	383,838
Leidos Holdings, Inc.	20,500	1,793,135
LKQ Corp.	35,800	1,687,970
Lockheed Martin Corp.	7,800	3,013,062
LyondellBasell Industries NV (Class A Stock)	35,000	2,634,800
M&T Bank Corp.	18,000	3,173,760
Marriott International, Inc. (Class A Stock)	28,700	4,022,018
Marsh & McLennan Cos., Inc.	16,400	2,448,356
Mastercard, Inc. (Class A Stock)	30,600	8,700,804
McDonald’s Corp.	4,700	1,084,478
McKesson Corp.	5,600	1,903,272
Medtronic PLC	62,800	5,071,100
Merck & Co., Inc.	75,900	6,536,508
Meta Platforms, Inc. (Class A Stock)*	69,400	9,416,192
MetLife, Inc.	6,300	382,914
Microchip Technology, Inc.	28,700	1,751,561
Micron Technology, Inc.	17,700	886,770
Microsoft Corp.	170,300	39,662,870
Mid-America Apartment Communities, Inc., REIT	1,400	217,098
Moderna, Inc.*	13,500	1,596,375
Mohawk Industries, Inc.*	10,000	911,900
Morgan Stanley	10,200	805,902
MSCI, Inc.	1,900	801,401
Nasdaq, Inc.	8,700	493,116
Nestle SA	33,082	3,578,061
New Fortress Energy, Inc.(a)	11,700	511,407
NextEra Energy, Inc.	12,200	956,602
NIKE, Inc. (Class B Stock)	12,200	1,014,064
Northrop Grumman Corp.	1,000	470,320
NRG Energy, Inc.	14,300	547,261
NVIDIA Corp.	31,200	3,787,368
Oracle Corp.	59,500	3,633,665
PACCAR, Inc.	47,000	3,933,430
Parker-Hannifin Corp.(a)	5,600	1,356,936
Paycom Software, Inc.*	11,200	3,695,888
Penske Automotive Group, Inc.(a)	10,300	1,013,829
PepsiCo, Inc.	52,300	8,538,498
Pfizer, Inc.	207,500	9,080,200
Philip Morris International, Inc.	47,400	3,934,674
Phillips 66	7,800	629,616
Pilgrim’s Pride Corp.*	84,500	1,945,190
Pioneer Natural Resources Co.(a)	9,900	2,143,647
Post Holdings, Inc.*	6,500	532,415
PPL Corp.	55,800	1,414,530
Procter & Gamble Co. (The)	53,100	6,703,875
Progressive Corp. (The)	30,900	3,590,889
Prologis, Inc., REIT	14,700	1,493,520
Public Service Enterprise Group, Inc.	3,500	196,805
Public Storage, REIT	7,300	2,137,513
Pure Storage, Inc. (Class A Stock)*	60,200	1,647,674
PVH Corp.	38,700	1,733,760
Qorvo, Inc.*	2,800	222,348
QUALCOMM, Inc.	39,700	4,485,306
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
Raytheon Technologies Corp.	11,100	$908,646
Regency Centers Corp., REIT	8,000	430,800
Regeneron Pharmaceuticals, Inc.*	900	619,983
Reinsurance Group of America, Inc.	6,300	792,603
Roche Holding AG	13,573	4,418,456
Roper Technologies, Inc.	1,900	683,316
Ryder System, Inc.	3,200	241,568
Salesforce, Inc.*	4,500	647,280
SBA Communications Corp., REIT	4,500	1,280,925
Sempra Energy	28,900	4,333,266
Simon Property Group, Inc., REIT	22,100	1,983,475
Sotera Health Co.*	59,500	405,790
Southwest Airlines Co.*	35,900	1,107,156
Starbucks Corp.	42,800	3,606,328
Steel Dynamics, Inc.	12,500	886,875
Stellantis NV	142,546	1,683,817
Synchrony Financial	61,800	1,742,142
Synopsys, Inc.*	13,300	4,063,283
Target Corp.	2,000	296,780
Tesla, Inc.*	70,700	18,753,175
Textron, Inc.	3,700	215,562
Thermo Fisher Scientific, Inc.	6,000	3,043,140
Timken Co. (The)	12,500	738,000
TJX Cos., Inc. (The)	15,200	944,224
T-Mobile US, Inc.*	13,500	1,811,295
TransDigm Group, Inc.	7,100	3,726,222
Truist Financial Corp.	23,700	1,031,898
Tyson Foods, Inc. (Class A Stock)	52,900	3,487,697
UDR, Inc., REIT	9,100	379,561
UGI Corp.	24,500	792,085
Union Pacific Corp.	22,600	4,402,932
UnitedHealth Group, Inc.	27,000	13,636,080
Univar Solutions, Inc.*	55,300	1,257,522
Unum Group	19,900	772,120
Valero Energy Corp.	35,400	3,782,490
Ventas, Inc., REIT	31,500	1,265,355
Verizon Communications, Inc.	122,600	4,655,122
Vertex Pharmaceuticals, Inc.*	16,700	4,835,318
Visa, Inc. (Class A Stock)	50,400	8,953,560
W.W. Grainger, Inc.	600	293,514
Walmart, Inc.	5,700	739,290
Walt Disney Co. (The)*	74,200	6,999,286
Waste Management, Inc.	22,100	3,540,641
Wells Fargo & Co.	173,300	6,970,126
WESCO International, Inc.*	10,800	1,289,304
Westrock Co.	79,900	2,468,111
Weyerhaeuser Co., REIT	46,200	1,319,472
Zimmer Biomet Holdings, Inc.	12,300	1,285,965
		692,277,212

Total Common Stocks (cost $953,549,314)		866,546,268
Exchange-Traded Funds — 4.3%
United States
iShares Core S&P 500 ETF	7,570	2,714,980
iShares Core U.S. Aggregate Bond ETF	77,980	7,512,593

A5

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Exchange-Traded Funds (continued)
United States (cont’d.)
iShares iBoxx $ Investment Grade Corporate Bond ETF	65,666	$6,727,482
iShares MSCI Canada ETF	1,214,440	37,356,174
iShares MSCI EAFE ETF(a)	116,500	6,525,165
iShares Russell 1000 Growth ETF	68,125	14,333,500
iShares Russell 1000 Value ETF	47,525	6,462,925
SPDR S&P 500 ETF Trust	104,200	37,218,156
Vanguard Total Bond Market ETF	56,796	4,051,259

Total Exchange-Traded Funds (cost $133,118,214)		122,902,234
Preferred Stocks — 0.1%
Germany
Porsche Automobil Holding SE (PRFC)	16,267	916,533
Volkswagen AG (PRFC)	3,020	369,020

Total Preferred Stocks (cost $1,624,138)		1,285,553

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.3%
Cayman Islands — 2.9%
Atlas Static Senior Loan Fund Ltd.,
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)
5.100%(c)	07/15/30	9,750	9,641,745
Bain Capital Credit CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
3.743%(c)	04/23/31	1,920	1,876,482
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.892%(c)	10/21/34	1,250	1,196,913
Barings CLO Ltd.,
Series 2018-03A, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.660%(c)	07/20/29	966	951,841
Broad River BSL Funding CLO Ltd.,
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.880%(c)	07/20/34	4,000	3,825,450
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
3.819%(c)	07/27/31	6,695	6,542,175
CarVal CLO Ltd.,
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	07/20/34	3,500	3,363,215
CIFC Funding Ltd.,
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.869%(c)	01/22/31	1,500	1,471,896
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.750%(c)	04/20/31	2,755	$2,689,300
Crown City CLO,
Series 2022-04A, Class A1, 144A, 3 Month SOFR + 2.230% (Cap N/A, Floor 2.230%)
5.888%(c)	10/20/33	4,000	3,972,180
Generate CLO Ltd.,
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.909%(c)	01/22/31	4,000	3,912,242
Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
3.800%(c)	04/20/32	5,000	4,880,435
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.522%(c)	04/15/31	270	262,872
HPS Loan Management Ltd.,
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.883%(c)	05/06/30	1,738	1,710,499
ICG US CLO Ltd.,
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.813%(c)	04/25/31	8,479	8,297,657
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	01/20/35	7,750	7,454,784
KKR CLO Ltd.,
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.692%(c)	01/15/31	8,000	7,815,299
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.680%(c)	07/18/30	900	883,537
Madison Park Funding Ltd.,
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.903%(c)	04/25/32	4,000	3,900,091
Ocean Trails CLO,
Series 2019-07A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.340%(c)	04/17/30	1,400	1,320,390
Palmer Square Loan Funding Ltd.,
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.312%(c)	10/15/29	348	339,895
Venture CLO Ltd.,
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	07/18/31	6,000	5,833,068

A6

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Voya CLO Ltd.,
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.820%(c)	10/17/32		450	$434,369
				82,576,335
Ireland — 0.5%
Anchorage Capital Europe CLO DAC,
Series 06A, Class B2, 144A
6.000%	08/25/34	EUR	1,000	902,757
Aurium CLO DAC,
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)
2.030%(c)	06/22/34	EUR	5,000	4,581,728
Hayfin Emerald CLO DAC,
Series 10A, Class A, 3 Month EURIBOR + 1.695% (Cap N/A, Floor 1.695%)
0.010%(c)	04/15/35	EUR	6,250	5,836,718
Madison Park Euro Funding XVI DAC,
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)
0.790%(c)	05/25/34	EUR	3,000	2,737,440
				14,058,643
United States — 0.9%
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29		2,900	2,787,446
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A
5.400%	06/25/30		1,300	1,242,490
OneMain Financial Issuance Trust,
Series 2021-01A, Class A1, 144A
1.550%	06/16/36		7,200	6,001,095
Series 2022-02A, Class D, 144A
6.550%	10/14/34		1,830	1,770,175
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29		1,915	1,903,273
Santander Drive Auto Receivables Trust,
Series 2022-05, Class C
4.740%	10/16/28		1,000	973,481
Series 2022-06, Class C
4.960%	11/15/28		700	686,953
TSTAT Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
4.854%(c)	07/20/31		9,500	9,355,431
				24,720,344

Total Asset-Backed Securities (cost $124,472,781)				121,355,322
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities — 2.4%
United Kingdom — 0.0%
Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
3.461%(c)	08/17/31	GBP	477	$510,301
United States — 2.4%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A5, 144A
2.513%	06/15/54		5,000	3,988,564
BANK,
Series 2022-BNK43, Class A5
4.399%	08/15/55		3,700	3,474,224
Series 2022-BNK43, Class ASB
4.502%(cc)	08/15/55		3,700	3,539,016
BBCMS Mortgage Trust,
Series 2022-C17, Class A5
4.441%	09/15/55		4,400	4,145,565
Series 2022-C17, Class XB, IO
0.486%(cc)	09/15/55		55,770	2,451,225
Benchmark Mortgage Trust,
Series 2019-B13, Class A3
2.701%	08/15/57		5,300	4,498,884
Series 2022-B36, Class A5
4.470%(cc)	07/15/55		5,200	4,899,351
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54		2,600	2,613,866
BX Commercial Mortgage Trust,
Series 2019-XL, Class D, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
4.268%(c)	10/15/36		1,700	1,644,445
CFCRE Commercial Mortgage Trust,
Series 2017-C08, Class A4
3.572%	06/15/50		6,200	5,736,094
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.968%(c)	05/15/36		2,000	1,932,088
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
5.468%(c)	05/15/36		4,233	4,055,114
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A3
3.779%	03/15/52		4,500	4,121,609
FHLMC Multifamily Structured Pass-Through Certificates,
Series K131, Class X1, IO
0.830%(cc)	07/25/31		7,278	362,520
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		7,300	6,684,729
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A4
3.600%	06/15/47		4,559	4,458,213
Series 2015-C21, Class A3
3.077%	03/15/48		2,097	1,965,237

A7

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49		983	$907,716
Wells Fargo Commercial Mortgage Trust,
Series 2019-C52, Class A4
2.643%	08/15/52		6,500	5,563,676
Series 2021-C61, Class A4
2.658%	11/15/54		2,075	1,662,376
				68,704,512

Total Commercial Mortgage-Backed Securities (cost $72,812,646)				69,214,813
Corporate Bonds — 12.8%
Australia — 0.0%
Santos Finance Ltd.,
Gtd. Notes, 144A
3.649%	04/29/31		390	304,740
Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36		170	153,263
4.900%	02/01/46		125	108,336
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.000%	01/17/43		3,500	2,696,359
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42		110	83,722
4.439%	10/06/48		170	137,782
				3,179,462
Brazil — 0.3%
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
4.500%	01/10/28		4,120	3,476,044
Petrobras Global Finance BV,
Gtd. Notes
6.625%	01/16/34	GBP	630	562,873
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	100	103,686
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31		3,530	2,753,400
Yara International ASA,
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		2,975	2,394,875
				9,290,878
Bulgaria — 0.0%
Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	565	406,575
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Canada — 0.8%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		50	$43,510
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
3.450%	04/11/25		150	143,524
Barrick PD Australia Finance Pty Ltd.,
Gtd. Notes
5.950%	10/15/39		2,775	2,692,380
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		10	9,150
7.500%	12/01/24		790	785,062
7.500%	03/15/25		634	616,495
7.875%	04/15/27		930	855,600
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A
4.875%	02/15/30		506	373,691
6.250%	09/15/27		521	437,343
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		35	26,075
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38		2,975	2,868,719
Canadian Pacific Railway Co.,
Gtd. Notes
2.450%	12/02/31		100	80,105
CDP Financial, Inc.,
Gtd. Notes
1.125%	04/06/27	EUR	1,430	1,288,541
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/37		475	416,098
6.750%	11/15/39		1,589	1,576,759
CPPIB Capital, Inc.,
Gtd. Notes, 144A
3.250%	06/15/27		1,529	1,449,066
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,165	1,012,707
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes
3.375%	03/03/31		475	386,996
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series JN
5.000%	02/15/50	CAD	150	123,970
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	12/15/27		862	715,460
MEG Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		5	4,469
7.125%	02/01/27		348	353,220
OMERS Finance Trust,
Gtd. Notes
3.500%	04/19/32		708	641,329

A8

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Canada (cont’d.)
Ontario Electricity Financial Corp.,
Local Gov’t. Gtd. Notes, Series 40
4.129%(s)	04/11/31	CAD	500	$251,679
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	156,665
Ontario Teachers’ Finance Trust,
Gtd. Notes
0.500%	05/06/25	EUR	649	597,924
1.850%	05/03/32	EUR	579	494,044
2.000%	04/16/31		1,134	930,807
Gtd. Notes, 144A
1.250%	09/27/30		845	661,687
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,512	1,250,578
0.900%	05/20/41	EUR	391	251,076
PSP Capital, Inc.,
Gtd. Notes
1.625%	10/26/28		801	678,629
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
4.285%	09/13/24		200	196,992
				22,370,350
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.150%	01/14/30		200	166,600
Empresa Nacional de Telecomunicaciones SA,
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		200	146,662
				313,262
China — 0.2%
Agricultural Development Bank of China,
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	8,220	1,200,008
China Development Bank,
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25	CNH	9,570	1,353,607
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes
2.500%	05/11/31		3,545	2,651,660
Prosus NV,
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		200	167,500
				5,372,775
Colombia — 0.0%
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	09/18/23		720	714,449
Denmark — 0.0%
Danske Bank A/S,
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	760	708,659
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France — 0.6%
Altice France SA,
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		800	$715,000
BNP Paribas SA,
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	100	86,561
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		225	176,249
2.591%(ff)	01/20/28		450	387,168
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31		5,500	4,376,058
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	150,850
2.125%(ff)	01/23/27	EUR	700	638,210
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		435	377,672
2.045%(ff)	10/19/27		370	312,028
4.750%	07/19/27		550	526,205
5.748%(ff)	07/19/33		400	370,008
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	400	315,869
Iliad Holding SASU,
Sr. Sec’d. Notes, 144A
6.500%	10/15/26		200	174,880
7.000%	10/15/28		200	171,000
La Poste SA,
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	200	153,823
Orange SA,
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	400	359,587
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32	EUR	200	164,409
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	575	544,387
4.750%	07/06/27	EUR	210	201,817
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		785	573,071
3.337%(ff)	01/21/33		3,340	2,493,425
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	700	582,501
Societe Generale SFH SA,
Covered Bonds
0.750%	01/29/27	EUR	400	357,088
Suez SACA,
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	300	243,988
Terega SA,
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	400	283,891

A9

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
TotalEnergies SE,
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	435	$331,289
Verallia SA,
Gtd. Notes
1.625%	05/14/28	EUR	1,300	1,000,506
				16,067,540
Germany — 0.1%
Allianz SE,
Jr. Sub. Notes
3.375%(ff)	09/18/24(oo)	EUR	200	185,528
Aroundtown SA,
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	700	618,591
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		615	503,878
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	700	585,791
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	415	387,569
TK Elevator Midco GmbH,
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	425	348,639
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	400	377,742
Volkswagen International Finance NV,
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	600	474,294
Wintershall Dea Finance BV,
Gtd. Notes
1.823%	09/25/31	EUR	200	145,822
				3,627,854
Hungary — 0.0%
MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	280	248,911
India — 0.0%
NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	500	449,383
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	300	231,684
				681,067
Indonesia — 0.0%
Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		200	165,500
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Indonesia (cont’d.)
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	235	$165,292
2.875%	10/25/25	EUR	100	93,062
				423,854
Ireland — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
2.450%	10/29/26		150	126,578
CRH Funding BV,
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	545	524,375
				650,953
Israel — 0.1%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		605	568,700
4.875%	03/30/26		820	731,850
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes
6.875%	06/21/23		240	241,770
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		330	353,265
				1,895,585
Italy — 0.1%
Assicurazioni Generali SpA,
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	650	587,060
Enel Finance International NV,
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	360	258,921
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		780	668,833
				1,514,814
Japan — 0.0%
Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		435	353,001
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
2.999%	01/22/32		470	355,578
				708,579
Kazakhstan — 0.0%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes
3.250%	12/05/23	CHF	400	349,397
Luxembourg — 0.1%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	650	579,914

A10

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Luxembourg (cont’d.)
Logicor Financing Sarl,
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	650	$533,629
				1,113,543
Malaysia — 0.0%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	180,575
Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
2.875%	05/07/30		200	167,965
Comision Federal de Electricidad,
Sr. Unsec’d. Notes
5.000%	09/29/36		449	345,576
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		790	695,200
5.500%	07/31/47		1,030	638,291
Petroleos Mexicanos,
Gtd. Notes
6.500%	03/13/27		1,660	1,390,084
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	2,355	1,693,508
Gtd. Notes, MTN
6.875%	08/04/26		1,590	1,426,150
Sigma Alimentos SA de CV,
Gtd. Notes
4.125%	05/02/26		200	180,663
				6,537,437
Netherlands — 0.1%
ABN AMRO Bank NV,
Covered Bonds, EMTN
0.400%	09/17/41	EUR	300	181,123
Cooperatieve Rabobank UA,
Covered Bonds, EMTN
0.010%	07/02/30	EUR	300	232,825
0.125%	12/01/31	EUR	1,200	897,765
ING Groep NV,
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	200	154,740
3.869%(ff)	03/28/26		200	189,349
4.017%(ff)	03/28/28		275	250,844
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	2,023	1,768,913
Shell International Finance BV,
Gtd. Notes
2.875%	11/26/41		30	20,955
				3,696,514
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Norway — 0.2%
Aker BP ASA,
Gtd. Notes, 144A
2.000%	07/15/26		520	$448,225
3.100%	07/15/31		4,485	3,520,789
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		280	254,230
				4,223,244
Portugal — 0.0%
CP - Comboios de Portugal EPE,
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	450	493,316
Qatar — 0.0%
Ooredoo International Finance Ltd.,
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	166,500
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes
2.250%	11/24/30		200	162,250
Singapore — 0.0%
BOC Aviation USA Corp.,
Gtd. Notes, 144A, MTN
1.625%	04/29/24		400	377,749
Singapore Telecommunications Ltd.,
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		100	117,581
				495,330
South Africa — 0.1%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.875%	03/17/31		215	165,926
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		470	409,341
Sasol Financing USA LLC,
Gtd. Notes
4.375%	09/18/26		600	526,791
5.875%	03/27/24		600	577,500
				1,679,558
Spain — 0.1%
Banco Santander SA,
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		200	180,570
5.147%	08/18/25		400	388,936
CaixaBank SA,
Covered Bonds
1.000%	09/25/25	EUR	100	92,332
Cellnex Finance Co. SA,
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	1,300	829,212

A11

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Spain (cont’d.)
Iberdrola International BV,
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	400	$332,714
				1,823,764
Supranational Bank — 0.0%
European Investment Bank,
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	265	226,987
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	540	410,807
				637,794
Sweden — 0.0%
Volvo Car AB,
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	1,165	943,372
Switzerland — 0.1%
Credit Suisse Group AG,
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	100	75,826
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	210	122,797
Novartis Capital Corp.,
Gtd. Notes
2.200%	08/14/30		5	4,178
2.750%	08/14/50		5	3,393
4.400%	05/06/44		5	4,503
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28		555	466,779
UBS Group AG,
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		230	170,837
4.703%(ff)	08/05/27		1,305	1,238,153
				2,086,466
United Arab Emirates — 0.0%
DP World PLC,
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	190	173,093
4.250%	09/25/30	GBP	235	244,727
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		194	159,227
				577,047
United Kingdom — 0.3%
AstraZeneca PLC,
Sr. Unsec’d. Notes
4.375%	08/17/48		25	21,919
6.450%	09/15/37		17	18,352
Barclays PLC,
Sr. Unsec’d. Notes
5.501%(ff)	08/09/28		785	737,503
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
BAT International Finance PLC,
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	650	$538,274
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	975	818,615
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	100	68,021
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	130	89,453
3.625%(ff)	03/22/29(oo)	EUR	435	343,294
British Telecommunications PLC,
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	100	80,456
Cadent Finance PLC,
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	545	398,035
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,225	1,039,026
Heathrow Funding Ltd.,
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	650	587,359
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	265	212,522
HSBC Holdings PLC,
Sr. Unsec’d. Notes
5.210%(ff)	08/11/28		930	868,590
Market Bidco Finco PLC,
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	375	323,827
National Grid Gas PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	66,579
National Grid PLC,
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	315	246,460
NatWest Group PLC,
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27		295	247,916
Sub. Notes
3.622%(ff)	08/14/30	GBP	335	329,836
New England Power Co.,
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		90	53,089
Pension Insurance Corp. PLC,
Sub. Notes
5.625%	09/20/30	GBP	435	390,194
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	270	238,441

A12

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Vmed O2 UK Financing I PLC,
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	949	$701,079
				8,418,840
United States — 9.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22		775	773,054
4.050%	11/21/39		2,905	2,352,610
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		400	350,572
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51		1,382	884,313
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26		510	493,031
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		25	22,035
3.500%	02/15/23		25	24,778
3.500%	03/15/29		15	12,113
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		1,308	1,166,009
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52		135	110,927
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		10	9,375
5.750%	04/20/29		10	8,725
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27		1,061	899,525
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26		310	296,525
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	125	103,897
3.000%	06/15/23		350	345,448
3.500%	01/31/23		606	603,728
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		280	237,474
4.200%	09/01/48		50	40,350
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		465	418,519
5.875%	08/20/26		576	524,538
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	03/01/27		426	393,893
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
7.875%	05/15/26		463	$465,664
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		640	509,864
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		80	50,134
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	100	74,544
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		352	339,582
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28		648	629,527
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		134	97,927
6.625%	01/15/28		5	4,215
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		188	131,935
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	275	240,129
2.250%	02/01/32		6,475	4,899,511
2.550%	12/01/33		200	148,834
3.550%	09/15/55		375	246,254
5.200%	11/18/33	GBP	100	99,258
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	1,245	1,108,906
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		610	503,601
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)		445	360,357
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		380	290,932
2.972%(ff)	02/04/33		4,060	3,180,585
5.015%(ff)	07/22/33		780	725,630
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		9,175	6,834,497
3.301%(ff)	04/24/24	CAD	450	323,020
3.970%(ff)	03/05/29		940	848,091
4.271%(ff)	07/23/29		300	273,694
Sub. Notes, MTN
4.000%	01/22/25		565	547,201
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		368	156,574
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		473	173,284
5.000%	02/15/29		323	124,655

A13

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
5.250%	01/30/30		614	$230,250
5.250%	02/15/31		251	95,380
6.250%	02/15/29		1,337	496,629
7.000%	01/15/28		57	21,743
7.250%	05/30/29		15	5,719
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		150	143,190
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		1,111	900,372
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		5	3,961
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	100	79,960
1.213%	02/12/36	EUR	230	152,339
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34	EUR	190	148,278
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		170	150,920
3.625%	02/01/31		695	576,185
5.705%	05/01/40		3,725	3,251,750
5.805%	05/01/50		20	17,404
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	185	155,753
2.650%	06/01/30		30	24,970
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26		484	464,989
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		85	53,971
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42		115	90,233
3.700%	03/15/52		80	61,413
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		5,150	3,769,540
4.125%	05/15/29		565	490,395
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		60	50,541
Gtd. Notes, 144A
1.950%	02/15/28		155	127,188
2.600%	02/15/33		790	565,817
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		3,075	2,155,976
3.469%	04/15/34		25	18,802
4.150%	04/15/32		50	42,069
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	872	$840,390
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	25	19,659
4.500%	02/15/28	20	17,512
5.250%	06/01/26	25	23,565
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	800	653,277
5.000%	02/01/31	599	478,877
5.125%	03/15/28	1,723	1,489,950
Capital One Financial Corp.,
Sr. Unsec’d. Notes
4.985%(ff)	07/24/26	1,150	1,125,627
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	260	198,171
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	70	54,153
4.500%	08/15/30	15	11,866
4.500%	06/01/33	40	29,669
4.750%	03/01/30	1,097	888,737
5.000%	02/01/28	10	8,717
5.125%	05/01/27	45	40,613
5.375%	06/01/29	20	17,538
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	275	238,609
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	115	92,772
5.150%	03/15/34	3,625	3,281,727
5.375%	03/15/44	125	106,082
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes, SOFR Index + 1.050%
3.864%(c)	03/03/27	8,510	8,365,164
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41	75	47,916
3.900%	06/01/52	595	371,241
5.375%	04/01/38	2,955	2,390,304
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	720	689,602
5.875%	02/01/29	1,226	1,138,768
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	245	203,038
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	10	8,037
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	65	54,847
Sr. Unsec’d. Notes
2.976%(ff)	11/05/30	8,950	7,353,825

A14

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.057%(ff)	01/25/33	110	$86,743
4.075%(ff)	04/23/29	1,425	1,290,526
Sub. Notes
4.400%	06/10/25	565	549,368
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51	115	69,944
3.450%	02/01/50	70	48,809
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	240	191,278
3.910%	10/01/50	5	3,564
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	50	33,221
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	100	76,500
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23	875	834,089
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60	75	41,427
4.200%	09/01/52	115	95,589
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25	100	95,079
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,600	1,127,753
CSX Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/52	30	25,226
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	100	76,163
2.700%	08/21/40	3,625	2,369,778
5.125%	07/20/45	50	43,760
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	5	4,753
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	220	161,728
4.500%	02/15/32	856	619,972
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51	105	66,955
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	25	19,280
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	4,100	3,813,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		1,775	$1,593,302
5.850%	12/15/25		220	222,352
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	100	82,840
3.250%	11/15/39		130	98,354
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	650	512,644
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		215	160,933
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		15	8,814
5.875%	11/15/24		30	26,834
7.375%	07/01/28		410	275,797
7.750%	07/01/26		1,054	808,308
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		726	658,702
Sr. Unsec’d. Notes
4.750%	02/15/28		520	327,616
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, 144A
2.450%	01/15/23		825	820,336
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		75	70,635
4.500%	08/15/32		105	94,968
5.000%	08/15/52		30	25,625
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		75	67,756
4.700%	08/23/52		85	74,653
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		20	12,773
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.550%	05/15/52		180	152,303
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50		15	9,306
3.375%	03/15/29		15	13,916
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		505	480,367
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		924	765,994
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		1,830	1,563,668

A15

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes
5.400%	10/01/47	350	$283,933
6.500%	02/01/42	3,600	3,348,337
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	365	314,420
EQT Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/28	30	29,461
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	3,970	3,620,093
Exelon Corp.,
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32	110	92,325
4.100%	03/15/52	220	170,147
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31	106	81,698
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	660	638,791
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	140	100,836
4.750%	01/15/43	215	142,959
7.400%	11/01/46	2,165	1,976,553
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	157,501
Gap, Inc. (The),
Gtd. Notes, 144A
3.875%	10/01/31	886	567,706
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	45	45,086
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	675	672,146
5.150%	04/01/38	3,645	2,952,276
6.250%	10/02/43	360	313,354
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
0.750%	09/29/23	475	456,555
2.600%	10/01/40	70	46,431
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	350	286,363
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	742	732,021
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)	265	210,582
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	435	367,979
1.992%(ff)	01/27/32	690	510,457
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
2.383%(ff)	07/21/32		5,950	$4,494,589
2.650%(ff)	10/21/32		170	130,250
3.375%	03/27/25	EUR	590	575,217
4.482%(ff)	08/23/28		185	173,770
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		4,460	4,052,918
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		944	749,511
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		15	13,472
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		55	39,380
HCA, Inc.,
Gtd. Notes
3.500%	07/15/51		30	18,634
Gtd. Notes, 144A
4.625%	03/15/52		25	18,809
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		165	138,011
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31		265	280,160
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30		238	209,946
6.250%	04/15/32		291	258,840
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		75	57,510
5.375%	05/01/25		10	9,785
5.750%	05/01/28		5	4,697
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		30	27,490
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		180	156,037
3.300%	04/15/40		50	38,289
4.950%	09/15/52		50	46,875
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31		3,175	2,330,156
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/33		210	195,744
4.950%	06/15/52		105	93,077
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.300%	11/15/28		4,800	3,843,872

A16

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		25	$24,384
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		275	199,478
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		610	530,632
Jr. Sub. Notes, Series U, 3 Month LIBOR + 0.950%
3.738%(c)	01/15/87		6,682	5,484,937
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	315	304,001
2.069%(ff)	06/01/29		1,570	1,274,575
2.545%(ff)	11/08/32		645	490,321
2.963%(ff)	01/25/33		315	248,106
4.565%(ff)	06/14/30		5,907	5,423,285
4.851%(ff)	07/25/28		850	815,557
4.912%(ff)	07/25/33		130	120,059
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28		220	181,483
2.250%	12/01/31		4,950	3,720,611
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		398	314,838
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		45	35,054
5.000%	06/04/42		1,200	1,042,269
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		322	272,277
4.375%	01/31/32		324	268,533
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		30	23,552
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32		130	120,299
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		350	274,827
Sr. Unsec’d. Notes, Series II
2.750%	10/15/33		4,450	3,223,766
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		135	104,785
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		115	87,975
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/16		1,178	846,396
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		370	$297,126
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29		132	99,659
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		25	16,266
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		2,190	1,945,036
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28		1,384	1,171,659
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		95	64,812
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		4,038	3,954,545
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	245	220,074
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25		150	145,644
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		430	348,111
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32		10,175	7,439,361
2.943%(ff)	01/21/33		485	383,332
4.679%(ff)	07/17/26		660	642,541
4.889%(ff)	07/20/33		215	199,920
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52		2,775	2,182,483
5.200%	03/01/47		215	177,172
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	925	846,219
4.625%	08/01/29		40	32,221
5.000%	10/15/27		1,552	1,340,496
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40		697	683,849
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28		912	717,771
6.000%	01/15/27		15	12,812
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		1,000	774,914
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23		825	811,809

A17

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30	2,660	$2,055,207
5.783%	09/16/52	60	56,918
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	2,900	1,911,372
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	08/01/23	875	866,450
5.150%	05/01/40	115	107,652
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28	140	116,356
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	621	575,865
Gtd. Notes, 144A
3.375%	02/15/29	90	72,953
3.625%	02/15/31	1,114	869,783
3.875%	02/15/32	107	83,659
5.250%	06/15/29	376	331,114
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52	110	102,598
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25	25	25,089
6.450%	09/15/36	1,078	1,073,303
6.625%	09/01/30	45	45,593
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
4.950%	09/15/52	35	33,011
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25	718	674,861
7.125%	03/15/26	225	204,372
8.250%	10/01/23	60	60,828
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	800	796,866
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	475	338,456
4.500%	03/15/50	2,900	2,093,461
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	65	40,668
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	1,256	889,047
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	2,765	2,033,241
Sr. Sec’d. Notes
3.250%	06/01/31	110	83,805
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	686	$568,048
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	105	88,155
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	1,046	928,030
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,203	2,850,820
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23	945	935,150
4.125%	08/01/23	625	618,943
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28	100	94,610
3.900%	07/18/32	45	41,632
4.200%	07/18/52	5	4,428
Phillips 66,
Gtd. Notes
2.150%	12/15/30	1,885	1,454,680
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	530	426,650
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31	428	288,800
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	949	892,631
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	205	160,399
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	500	493,564
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
0.841%	11/08/23	975	931,664
2.450%	11/15/31	100	77,650
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	475	397,745
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	240	226,243
5.000%	03/15/23	30	29,899
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32	110	86,694
Royalty Pharma PLC,
Gtd. Notes
2.150%	09/02/31	105	77,359

A18

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29		285	$246,548
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		1,154	1,093,231
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		534	379,537
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52		4,282	3,407,617
Sr. Unsec’d. Notes
3.700%	04/01/29		95	84,889
Southern California Edison Co.,
First Ref. Mortgage
3.900%	12/01/41		1,492	1,071,061
Southern Co. (The),
Sr. Unsec’d. Notes
2.950%	07/01/23		900	888,160
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		60	51,526
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		718	832,207
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		2,198	2,228,693
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,059	809,699
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		200	142,960
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	877,109
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		266	157,640
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	300	218,276
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28		912	779,834
6.000%	12/31/30		455	386,700
7.500%	10/01/25		20	19,750
Targa Resources Corp.,
Gtd. Notes
4.950%	04/15/52		1,900	1,468,389
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30		3,370	3,036,259
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		20	$18,622
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		290	234,186
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		1,096	1,071,340
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.625%	07/15/24		25	24,189
Sr. Sec’d. Notes, 144A
4.375%	01/15/30		510	425,356
4.625%	06/15/28		230	201,595
5.125%	11/01/27		1,061	953,719
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30	EUR	165	130,121
T-Mobile USA, Inc.,
Gtd. Notes
2.875%	02/15/31		40	32,101
5.650%	01/15/53		70	66,246
Sr. Unsec’d. Notes
2.250%	11/15/31		5,000	3,779,567
3.000%	02/15/41		105	70,040
3.875%	04/15/30		650	576,027
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		244	187,224
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	06/30/25		140	136,798
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.260%(ff)	07/28/26		1,150	1,120,724
U.S. Bancorp,
Sub. Notes
4.967%(ff)	07/22/33		135	126,642
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		130	85,944
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		578	515,711
4.625%	04/15/29		172	142,828
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,620	1,271,962
3.875%	02/15/31		15	12,211
4.875%	01/15/28		60	55,049
5.250%	01/15/30		210	190,030
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/32		130	120,870
4.375%	03/15/42		55	47,143
4.750%	05/15/52		55	49,183

A19

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		2,299	$2,239,836
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		1,464	1,389,168
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		310	206,563
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		739	606,138
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50		2,125	1,269,759
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		375	339,078
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		70	40,930
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		512	447,667
8.000%(ff)	10/15/26(oo)		718	660,072
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		1,382	1,247,792
5.625%	02/15/27		534	500,101
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		215	204,798
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		50	39,841
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		70	44,373
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25		145	137,327
5.050%	03/15/42		5,290	3,959,536
5.141%	03/15/52		300	217,997
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	225	205,188
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30		390	321,049
3.350%(ff)	03/02/33		5,235	4,254,742
4.808%(ff)	07/25/28		245	234,078
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29		315	285,834
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		568	568,015
7.250%	06/15/28		546	537,378
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%	02/01/25		20	$18,616
4.300%	02/01/30		80	68,055
5.300%	03/01/48		510	418,598
5.450%	04/01/44		530	437,908
5.500%	02/01/50		352	284,428
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		70	59,539
3.750%	06/15/27		375	345,164
4.650%	08/15/32		280	254,342
5.300%	08/15/52		15	13,141
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		160	122,148
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.500%	10/15/23		785	747,717
3.500%	12/01/49		55	39,049
				264,541,816

Total Corporate Bonds (cost $406,285,019)				366,607,070
Municipal Bonds — 0.0%
California — 0.0%
University of California,
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30		210	164,533
Michigan — 0.0%
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52		1,122	898,191

Total Municipal Bonds (cost $1,150,065)				1,062,724
Residential Mortgage-Backed Securities — 0.2%
United States
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62		797	780,695
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)
5.985%(c)	09/25/42		4,500	4,369,157

Total Residential Mortgage-Backed Securities (cost $5,296,926)				5,149,852
Sovereign Bonds — 2.9%
Andorra — 0.0%
Andorra International Bond,
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	500	395,229

A20

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Australia — 0.1%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	709	$373,737
Sr. Unsec’d. Notes, Series 152
2.750%	11/21/28	AUD	1,523	921,011
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	500	290,141
Treasury Corp. of Victoria,
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	250	126,781
				1,711,670
Austria — 0.0%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	10/20/28	EUR	400	336,226
0.000%	10/20/40	EUR	135	78,109
0.850%	06/30/2120	EUR	50	20,256
1.850%	05/23/49	EUR	85	67,691
				502,282
Belgium — 0.0%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A, Series 77
1.000%	06/22/26	EUR	465	438,265
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	280	313,053
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	300	234,140
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	70	45,918
				1,031,376
Brazil — 0.1%
Brazil Loan Trust 1,
Gov’t. Gtd. Notes
5.477%	07/24/23		48	47,772
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes
5.333%	02/15/28		1,758	1,700,096
				1,747,868
Bulgaria — 0.0%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	15	7,394
Canada — 0.3%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	250	170,949
Canadian Government Bond,
Bonds
0.250%	04/01/24	CAD	1,000	686,966
0.250%	03/01/26	CAD	1,745	1,130,230
2.000%	06/01/32	CAD	200	130,750
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Canada (cont’d.)
3.500%	12/01/45	CAD	274	$209,034
4.000%	06/01/41	CAD	300	240,845
City of Montreal Canada,
Unsec’d. Notes
4.250%	12/01/32	CAD	200	146,143
City of Toronto,
Sr. Unsec’d. Notes
3.500%	06/02/36	CAD	300	196,208
Municipal Finance Authority of British Columbia,
Unsec’d. Notes
3.050%	10/23/28	CAD	600	414,812
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	400	272,863
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	200	152,613
Province of Ontario,
Sr. Unsec’d. Notes
2.500%	04/27/26		180	167,331
2.550%	12/02/52	CAD	300	159,368
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	1,401	1,265,654
Unsec’d. Notes
2.050%	06/02/30	CAD	650	413,376
Province of Quebec,
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	475	281,846
2.750%	04/12/27		215	200,544
Unsec’d. Notes
3.100%	12/01/51	CAD	200	120,056
Province of Saskatchewan,
Sr. Unsec’d. Notes
3.250%	06/08/27		390	371,430
Unsec’d. Notes
3.300%	06/02/48	CAD	200	124,084
South Coast British Columbia Transportation Authority,
Unsec’d. Notes
3.250%	11/23/28	CAD	500	350,088
				7,205,190
China — 0.1%
Agricultural Development Bank of China,
Sr. Unsec’d. Notes
3.350%	11/02/31	CNH	3,500	490,220
China Government Bond,
Sr. Unsec’d. Notes
3.900%	07/04/36	CNH	500	75,445
3.950%	06/29/43	CNH	6,000	895,768
4.000%	11/30/35	CNH	5,000	767,918
China Government International Bond,
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	660	503,860

A21

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
China (cont’d.)
Export-Import Bank of China (The),
Sr. Unsec’d. Notes
4.150%	06/18/27	CNH	5,000	$733,238
				3,466,449
Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	1,940	1,745,985
Croatia — 0.0%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	81,363
1.500%	06/17/31	EUR	705	546,616
				627,979
Cyprus — 0.0%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,360	872,445
Czech Republic — 0.0%
Czech Republic Government Bond,
Bonds, Series 078
2.500%	08/25/28	CZK	13,600	463,914
Denmark — 0.0%
Denmark Government Bond,
Bonds
4.500%	11/15/39	DKK	950	156,605
Dominican Republic — 0.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		1,220	1,044,854
Finland — 0.0%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	100	62,193
0.875%	09/15/25	EUR	415	391,492
				453,685
France — 0.1%
French Republic Government Bond OAT,
Bonds
0.000%	02/25/27	EUR	1,500	1,334,755
0.000%	11/25/31	EUR	315	244,628
0.750%	05/25/52	EUR	275	152,695
4.500%	04/25/41	EUR	618	724,079
Bonds, 144A
1.750%	05/25/66	EUR	125	87,292
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	370	356,642
				2,900,091
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.000%	02/15/32	EUR	724	$585,015
0.000%	08/15/50	EUR	295	162,377
1.700%	08/15/32	EUR	504	476,201
Bonds, Series G
0.000%	08/15/50	EUR	33	18,211
				1,241,804
Greece — 0.1%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	3,290	2,321,204
1.875%	01/24/52	EUR	1,130	608,442
				2,929,646
Hungary — 0.0%
Hungary Government Bond,
Bonds, Series 26/F
1.500%	08/26/26	HUF	70,000	114,277
Hungary Government International Bond,
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,210	793,267
				907,544
Indonesia — 0.2%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,210	1,010,057
1.100%	03/12/33	EUR	485	324,062
1.750%	04/24/25	EUR	485	448,587
3.375%	07/30/25	EUR	100	96,002
3.850%	10/15/30		200	180,600
4.150%	09/20/27		200	190,022
5.350%	02/11/49		400	356,044
5.450%	09/20/52		200	185,522
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	2,055	1,914,939
Indonesia Treasury Bond,
Bonds, Series 091
6.375%	04/15/32	IDR	9,885,000	603,473
Bonds, Series 092
7.125%	06/15/42	IDR	783,000	49,749
				5,359,057
Ireland — 0.0%
Ireland Government Bond,
Unsec’d. Notes
0.000%	10/18/31	EUR	190	147,307
1.500%	05/15/50	EUR	90	63,148
				210,455
Israel — 0.0%
Israel Government Bond,
Bonds, Series 0330
1.000%	03/31/30	ILS	720	170,324

A22

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Israel (cont’d.)
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN
6.875%	10/21/34	GBP	100	$126,982
				297,306
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A
2.800%	03/01/67	EUR	95	65,704
Sr. Unsec’d. Notes
0.000%	04/01/26	EUR	1,720	1,494,879
0.950%	09/15/27	EUR	2,350	2,018,130
1.750%	07/01/24	EUR	815	784,564
2.650%	12/01/27	EUR	274	253,343
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	4,375	3,131,591
0.950%	12/01/31	EUR	1,412	1,032,256
0.950%	03/01/37	EUR	290	181,069
1.500%	04/30/45	EUR	420	242,837
1.700%	09/01/51	EUR	98	55,963
4.000%	04/30/35	EUR	640	599,079
Region of Lazio,
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	242	194,880
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes
2.875%	10/17/29		200	163,259
4.000%	10/17/49		220	156,598
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	460	497,552
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		305	288,515
				11,160,219
Japan — 0.3%
Japan Government Forty Year Bond,
Bonds, Series 09
0.400%	03/20/56	JPY	68,050	343,802
Japan Government Ten Year Bond,
Bonds, Series 337
0.300%	12/20/24	JPY	552,000	3,842,920
Bonds, Series 361
0.100%	12/20/30	JPY	62,700	427,037
Japan Government Thirty Year Bond,
Bonds, Series 51
0.300%	06/20/46	JPY	105,550	596,629
Bonds, Series 65
0.400%	12/20/49	JPY	182,800	997,904
Japan Government Twenty Year Bond,
Bonds, Series 157
0.200%	06/20/36	JPY	375,250	2,444,908
Sr. Unsec’d. Notes, Series 174
0.400%	09/20/40	JPY	13,250	83,571
				8,736,771
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Kazakhstan — 0.1%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	315	$201,495
1.550%	11/09/23	EUR	840	805,388
2.375%	11/09/28	EUR	535	463,144
				1,470,027
Malaysia — 0.1%
1MDB Global Investments Ltd.,
Sr. Unsec’d. Notes
4.400%	03/09/23		1,500	1,434,656
Malaysia Government Bond,
Bonds, Series 0122
3.582%	07/15/32	MYR	2,207	444,580
				1,879,236
Mexico — 0.1%
Mexican Bonos,
Bonds, Series M
5.500%	03/04/27	MXN	8,176	343,953
7.750%	05/29/31	MXN	3,184	140,349
Mexico Government International Bond,
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	970	719,106
2.250%	08/12/36	EUR	235	150,682
3.500%	02/12/34		250	189,625
				1,543,715
Netherlands — 0.0%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/38	EUR	847	558,493
0.000%	01/15/52	EUR	100	49,215
0.500%	07/15/32	EUR	190	155,137
				762,845
New Zealand — 0.1%
New Zealand Government Bond,
Bonds, Series 0427
4.500%	04/15/27	NZD	1,534	867,277
Bonds, Series 0437
2.750%	04/15/37	NZD	250	113,025
Bonds, Series 0551
2.750%	05/15/51	NZD	549	215,201
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	4,433	2,031,079
				3,226,582
Norway — 0.0%
Norway Government Bond,
Sr. Unsec’d. Notes, Series 485, 144A
3.500%	10/06/42	NOK	1,805	170,150
Peru — 0.1%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	850	552,640

A23

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Peru (cont’d.)
2.750%	01/30/26	EUR	850	$797,274
				1,349,914
Philippines — 0.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	100	89,509
0.700%	02/03/29	EUR	485	379,457
1.200%	04/28/33	EUR	375	254,920
1.750%	04/28/41	EUR	130	76,349
3.556%	09/29/32		200	174,522
				974,757
Poland — 0.0%
Republic of Poland Government Bond,
Bonds, Series 0726
2.500%	07/25/26	PLN	1,455	246,322
Bonds, Series 0727
2.500%	07/25/27	PLN	1,200	195,611
				441,933
Portugal — 0.0%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	165	120,901
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	270	241,067
1.000%	04/12/52	EUR	1,635	841,392
				1,203,360
Qatar — 0.0%
Qatar Government International Bond,
Sr. Unsec’d. Notes
4.400%	04/16/50		200	175,000
Romania — 0.0%
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	10	7,334
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	15	10,073
Sr. Unsec’d. Notes, EMTN
3.375%	01/28/50	EUR	50	25,108
3.875%	10/29/35	EUR	15	10,073
4.125%	03/11/39	EUR	45	28,619
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	50	24,985
3.000%	02/27/27		100	84,237
				190,429
Saudi Arabia — 0.0%
Saudi Government International Bond,
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	375	265,257
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		200	157,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Saudi Arabia (cont’d.)
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	750	$590,924
				1,013,181
Serbia — 0.1%
Serbia International Bond,
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	1,000	648,548
3.125%	05/15/27	EUR	2,835	2,260,957
				2,909,505
Singapore — 0.0%
Singapore Government Bond,
Bonds
3.500%	03/01/27	SGD	514	356,821
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	95	49,178
				405,999
Slovenia — 0.0%
Slovenia Government Bond,
Bonds, Series RS76
3.125%	08/07/45	EUR	45	40,636
South Korea — 0.1%
Korea Treasury Bond,
Bonds
2.250%	06/10/25	KRW	414,930	275,736
Bonds, Series 2706
2.125%	06/10/27	KRW	620,390	395,293
Bonds, Series 3206, Series 3206
3.375%	06/10/32	KRW	709,010	466,768
Bonds, Series 5203, Series 5203
2.500%	03/10/52	KRW	665,510	352,056
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	499,310	332,027
				1,821,880
Spain — 0.1%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	110	108,095
4.690%	10/28/34	EUR	200	204,335
Spain Government Bond,
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	424	401,609
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	394	266,554
1.000%	10/31/50	EUR	2,445	1,300,039
1.200%	10/31/40	EUR	140	93,979
1.900%	10/31/52	EUR	115	76,031
3.450%	07/30/66	EUR	75	68,629
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	100	109,985
				2,629,256

A24

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Supranational Bank — 0.1%
European Financial Stability Facility,
Gov’t. Gtd. Notes
0.400%	01/26/26	EUR	390	$356,413
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	440	335,357
European Stability Mechanism,
Sr. Unsec’d. Notes
0.000%	12/15/26	EUR	360	315,842
European Union,
Sr. Unsec’d. Notes
1.000%	07/06/32	EUR	60	49,296
Sr. Unsec’d. Notes, EMTN
0.000%	07/04/35	EUR	475	316,488
0.200%	06/04/36	EUR	215	143,713
				1,517,109
Sweden — 0.0%
Sweden Government Bond,
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	3,455	260,765
Switzerland — 0.0%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	150	162,390
3.250%	06/27/27	CHF	300	336,818
3.500%	04/08/33	CHF	150	186,741
				685,949
Thailand — 0.0%
Thailand Government Bond,
Sr. Unsec’d. Notes
2.000%	12/17/31	THB	17,772	434,248
United Kingdom — 0.1%
Isle of Man Government International Bond,
Unsec’d. Notes
5.375%	08/14/34	GBP	235	268,752
United Kingdom Gilt,
Bonds
0.375%	10/22/26	GBP	949	899,023
1.250%	07/31/51	GBP	1,350	840,306
Unsec’d. Notes
1.125%	01/31/39	GBP	1,140	818,676
				2,826,757

Total Sovereign Bonds (cost $92,304,479)				83,109,051
U.S. Government Agency Obligations — 4.6%
Federal Home Loan Mortgage Corp.
1.500%	04/01/41		196	156,460
2.000%	10/01/35		310	273,374
2.000%	06/01/36		49	43,408
2.000%	09/01/36		315	277,618
2.000%	08/01/40		373	312,628
2.000%	04/01/51		362	294,674
2.000%	05/01/51		360	294,276
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	05/01/51	362	$294,611
2.500%	02/01/32	98	91,029
2.500%	03/01/51	4,017	3,394,041
2.500%	08/01/51	334	281,867
3.000%	01/01/32	93	88,200
3.000%	05/01/35	24	22,053
3.000%	01/01/50	177	155,633
3.000%	02/01/50	208	182,631
3.000%	07/01/51	341	301,113
3.000%	12/01/51	98	85,852
3.500%	12/01/30	55	52,115
3.500%	04/01/33	56	53,138
3.500%	02/01/44	428	397,749
3.500%	07/01/46	274	253,024
3.500%	02/01/52	123	111,127
4.000%	05/01/44	122	116,009
4.000%	08/01/44	76	71,922
4.000%	10/01/45	117	111,428
4.000%	05/01/47	131	124,446
4.000%	04/01/52	1,959	1,819,980
4.500%	12/01/45	127	125,064
4.500%	09/01/50	125	120,983
5.000%	10/01/48	59	58,843
5.000%	06/01/52	1,988	1,938,751
6.250%	07/15/32	215	250,868
6.750%	03/15/31	655	774,966
Federal National Mortgage Assoc.
1.500%	05/01/51	199	152,747
2.000%	02/01/36	124	109,370
2.000%	01/01/41	65	54,148
2.000%	07/01/41	110	92,505
2.000%	08/01/50	863	704,688
2.000%	12/01/50	656	535,385
2.000%	12/01/50	867	705,517
2.000%	02/01/51	14,821	12,098,386
2.000%	03/01/51	342	278,749
2.000%	05/01/51	272	220,987
2.000%	05/01/51	655	533,163
2.000%	05/01/51	1,388	1,130,288
2.000%	08/01/51	3,142	2,556,217
2.000%	10/01/51	881	717,199
2.000%	11/01/51	2,480	2,012,949
2.500%	TBA	500	419,404
2.500%	11/01/31	95	87,625
2.500%	10/01/34	95	86,018
2.500%	06/01/36	49	44,286
2.500%	07/01/40	314	270,819
2.500%	07/01/50	618	522,943
2.500%	07/01/50	2,968	2,511,870
2.500%	09/01/50	4,354	3,686,137
2.500%	12/01/50	413	350,459
2.500%	01/01/51	172	145,421
2.500%	03/01/51	616	520,338
2.500%	07/01/51	419	353,594
2.500%	10/01/51	439	370,726
3.000%	TBA	7,500	6,523,782
3.000%	04/01/32	186	175,405

A25

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	11/01/42	175	$157,165
3.000%	09/01/49	4,805	4,252,094
3.000%	12/01/49	175	153,447
3.000%	12/01/49	175	153,731
3.000%	03/01/50	173	152,405
3.000%	05/01/50	180	157,722
3.000%	07/01/50	960	846,548
3.000%	08/01/51	151	132,767
3.500%	TBA	500	449,961
3.500%	TBA	8,000	7,194,116
3.500%	11/01/32	58	54,988
3.500%	06/01/42	142	130,285
3.500%	10/01/43	284	260,467
3.500%	04/01/47	340	311,153
3.500%	04/01/47	509	466,709
3.500%	03/01/48	2,877	2,632,267
3.500%	06/01/49	417	379,044
3.500%	09/01/49	320	291,045
3.500%	01/01/50	5,813	5,287,701
3.500%	07/01/51	278	252,751
4.000%	11/01/44	116	109,972
4.000%	02/01/45	301	286,128
4.000%	11/01/45	41	38,742
4.000%	01/01/47	120	112,710
4.000%	04/01/47	118	111,785
4.000%	04/01/48	119	113,039
4.000%	09/01/49	73	68,935
4.000%	03/01/51	93	87,871
4.000%	05/01/52	1,496	1,390,583
4.000%	09/01/52	1,833	1,701,595
4.500%	TBA	2,000	1,905,156
4.500%	TBA	20,000	19,028,359
4.500%	10/01/45	674	660,231
4.500%	02/01/46	149	145,100
4.500%	05/01/48	151	145,218
4.500%	06/01/52	4,044	3,863,354
5.000%	07/01/52	2,028	1,977,624
5.500%	08/01/52	271	270,444
6.625%	11/15/30(k)	315	368,725
7.125%	01/15/30	25	29,637
Government National Mortgage Assoc.
2.000%	09/20/50	241	202,192
2.000%	11/20/50	195	163,594
2.500%	11/20/49	395	341,752
2.500%	03/20/51	517	445,971
2.500%	04/20/51	397	342,773
2.500%	05/20/51	196	169,057
2.500%	09/20/51	4,340	3,743,249
3.000%	05/20/43	170	153,182
3.000%	04/20/45	171	153,876
3.000%	02/20/47	172	153,572
3.000%	12/20/49	47	42,350
3.000%	01/20/50	169	150,618
3.000%	08/20/51	5,682	5,048,679
3.000%	09/20/51	5,848	5,195,856
3.500%	TBA	2,000	1,817,578
3.500%	09/20/51	242	221,799
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	11/20/51	25	$22,378
3.500%	01/20/52	174	158,742
3.500%	05/20/52	3,436	3,131,270
4.000%	09/20/48	169	159,283
4.000%	06/20/50	25	24,095
4.500%	TBA	2,000	1,914,297
4.500%	06/20/52	99	95,086

Total U.S. Government Agency Obligations (cost $141,644,072)			130,883,829
U.S. Treasury Obligations — 5.7%
U.S. Treasury Bonds
1.750%	08/15/41	3,863	2,640,723
2.000%	08/15/51	2,228	1,520,958
2.375%	02/15/42	25,000	19,156,250
2.375%	05/15/51	155	115,911
2.750%	08/15/47	37,835	30,220,706
2.875%	05/15/52	210	176,039
3.000%	11/15/45	1,681	1,402,059
3.000%	02/15/48	7,080	5,956,050
3.250%	05/15/42	33,535	29,757,073
U.S. Treasury Notes
1.250%	06/30/28(k)	1,125	964,160
1.375%	12/31/28	80	68,463
1.500%	02/15/25	9,000	8,436,094
1.500%	11/30/28(k)	2,620	2,258,522
2.250%	11/15/27	17,940	16,410,895
2.375%	03/31/29	680	615,931
2.500%	05/31/24	8,093	7,857,797
2.625%	05/31/27(k)	7,831	7,351,351
2.750%	05/31/29	4,140	3,835,322
2.875%	04/30/29	90	84,038
2.875%	05/15/32	1,075	994,543
3.125%	08/31/27	7,795	7,477,719
U.S. Treasury Strips Coupon
3.631%(s)	05/15/41	31,635	14,597,822

Total U.S. Treasury Obligations (cost $176,317,519)			161,898,426

Total Long-Term Investments (cost $2,589,777,121)			2,379,131,347

	Shares
Short-Term Investments — 20.6%
Affiliated Mutual Funds — 18.2%
PGIM Core Ultra Short Bond Fund(wd)	468,767,255	468,767,255
PGIM Institutional Money Market Fund (cost $49,622,801; includes $49,590,818 of cash collateral for securities on loan)(b)(wd)	49,656,048	49,621,289

Total Affiliated Mutual Funds (cost $518,390,056)		518,388,544

A26

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Paper — 0.7%
United States
CDP Financial, Inc.
2.688%	10/18/22		1,775	$1,772,263
Consolidated Edison Co. of New York, Inc.
2.755%	10/06/22		1,825	1,823,983
Dominion Energy, Inc.
3.007%	10/11/22		1,800	1,798,142
Enel Finance International NV
0.000%	10/10/22		1,000	999,833
Entergy Corp.
3.174%	11/18/22		1,400	1,393,222
European Investment Bank
2.425%	11/01/22		1,850	1,845,055
General Motors Financial Co., Inc.
3.828%	11/30/22		800	794,536
Kreditanstalt fuer Wiederaufbau
, 144A
2.628%	10/19/22		1,425	1,423,187
2.667%	10/14/22		1,775	1,773,330
National Grid PLC
3.110%	10/20/22		1,375	1,372,368
NiSource, Inc.
2.758%	10/04/22		1,300	1,299,519
Nutrien Ltd.
2.910%	10/12/22		925	923,952
Republic Services, Inc.
2.812%	10/18/22		344	343,417
Sherwin-Williams Co. (The)
2.955%	10/04/22		1,800	1,799,368
Walt Disney Co. (The)
2.731%	10/28/22		1,400	1,396,594
Foreign Treasury Obligation — 0.1%
Japan
Japan Treasury Discount Bills, Series 1107
(0.115)%(s)	12/12/22	JPY	395,100	2,728,772
(cost $2,774,238)
U.S. Government Agency Obligations — 0.1%
Federal Home Loan Bank
2.902%(s)	10/05/22		1,997	1,996,669
2.956%(s)	10/21/22		438	437,041
3.174%(s)	11/18/22		137	136,450

Total U.S. Government Agency Obligations (cost $2,570,062)				2,570,160
U.S. Treasury Obligations — 1.4%
U.S. Treasury Bills
2.252%(s)	10/13/22		225	224,837
2.530%(s)	10/18/22		450	449,517
2.930%(s)	12/15/22(k)		40,100	39,866,812

Total U.S. Treasury Obligations (cost $40,531,439)				40,541,166

Shares
Unaffiliated Funds — 0.1%
Dreyfus Government Cash Management (Institutional Shares)	4,752	4,752
	Shares	Value
Unaffiliated Funds(continued)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	3,040,954	$3,040,954

Total Unaffiliated Funds (cost $3,045,706)		3,045,706

Options Purchased*~ — 0.0%
(cost $92,404)	172,452

Total Short-Term Investments (cost $588,167,841)	588,205,569

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.9% (cost $3,177,944,962)	2,967,336,916

Options Written*~ — (0.0)%
(premiums received $139,871)	(215,957)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.9% (cost $3,177,805,091)	2,967,120,959

Liabilities in excess of other assets(z) — (3.9)%	(111,438,599)

Net Assets — 100.0%	$2,855,682,360

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
A27

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BTP	Buoni del Tesoro Poliennali
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLO	Collateralized Loan Obligation
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,454,627; cash collateral of $49,590,818 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option GBP vs USD	Call	Deutsche Bank AG	05/04/23	1.42		—	GBP	123	$7,007
Currency Option USD vs CHF	Call	Morgan Stanley & Co. International PLC	10/17/22	0.96		—		1,502	41,297
Currency Option USD vs CHF	Call	Citibank, N.A.	10/17/22	0.98		—		3,003	48,121
Currency Option USD vs CHF	Call	Bank of America, N.A.	11/11/22	0.97		—		1,428	31,078
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	10/07/22	0.97		—	EUR	73	13,629
A28

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	10/07/22	0.97		—	EUR	72	$14,181
Currency Option NZD vs JPY	Put	Bank of America, N.A.	10/28/22	80.00		—	NZD	115	14,464
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/06/22	140.00		—		73	1,754
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/17/22	130.00		—		142	345
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/27/22	132.00		—		72	576
Total Options Purchased (cost $92,404)								$172,452
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs JPY	Call	Barclays Bank PLC	10/18/22	145.00		—	EUR	712	$(2,648)
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	10/27/22	1.11		—	GBP	317	(8,953)
Currency Option NZD vs JPY	Call	Morgan Stanley & Co. International PLC	10/19/22	87.50		—	NZD	1,190	(204)
Currency Option USD vs CHF	Call	Goldman Sachs International	10/17/22	0.96		—		1,502	(41,297)
Currency Option USD vs CHF	Call	Morgan Stanley & Co. International PLC	10/17/22	0.98		—		3,003	(48,120)
Currency Option USD vs CHF	Call	Barclays Bank PLC	11/11/22	0.97		—		1,428	(13,112)
Currency Option USD vs CHF	Call	Bank of America, N.A.	11/11/22	0.99		—		2,142	(29,176)
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/25/22	145.50		—		1,409	(30,665)
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	11/10/22	147.00		—		2,142	(17,689)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	10/27/22	1.04		—	GBP	317	(1,539)
Currency Option NZD vs JPY	Put	Morgan Stanley & Co. International PLC	10/19/22	82.70		—	NZD	1,190	(16,879)
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/25/22	140.00		—		1,409	(5,675)
Total Options Written (premiums received $139,871)								$(215,957)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
101	2 Year U.S. Treasury Notes	Dec. 2022	$131,039,220	$(1,284,472)
351	5 Year U.S. Treasury Notes	Dec. 2022	107,937,841	(868,151)
1	10 Year Mini Japanese Government Bonds	Dec. 2022	102,646	185
42	10 Year U.K. Gilt	Dec. 2022	4,520,688	(623,740)
219	10 Year U.S. Treasury Notes	Dec. 2022	56,143,312	(1,378,024)
A29

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
38	10 Year U.S. Ultra Treasury Notes	Dec. 2022	$4,502,406	$(79,253)
57	20 Year U.S. Treasury Bonds	Dec. 2022	14,663,125	(740,959)
69	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	23,701,000	(1,162,156)
9	Australia 10 Year Bonds	Dec. 2022	674,222	(17,076)
10	Euro Schatz Index	Dec. 2022	2,835,731	(5,787)
446	Mini MSCI EAFE Index	Dec. 2022	37,031,380	(4,282,364)
2,984	Mini MSCI Emerging Markets Index	Dec. 2022	130,027,800	(17,473,409)
473	S&P 500 E-Mini Index	Dec. 2022	85,175,475	(9,256,095)
				(37,171,301)
Short Positions:
4	5 Year Canadian Government Bonds	Dec. 2022	325,450	2,405
78	5 Year Euro-Bobl	Dec. 2022	11,384,016	246,246
49	5 Year U.S. Treasury Notes	Dec. 2022	5,267,883	100,237
26	10 Year Canadian Government Bonds	Dec. 2022	2,326,232	8,763
42	10 Year Euro-Bund	Dec. 2022	10,315,262	381,385
5	10 Year Japanese Bonds	Dec. 2022	5,123,333	952
24	10 Year U.K. Gilt	Dec. 2022	2,583,250	(48,753)
31	10 Year U.S. Treasury Notes	Dec. 2022	8,964,999	(26,774)
35	10 Year U.S. Ultra Treasury Notes	Dec. 2022	29,028,673	1,200,603
429	20 Year U.S. Treasury Bonds	Dec. 2022	54,228,281	3,178,408
8	30 Year Euro Buxl	Dec. 2022	2,730,576	99,061
2	Euro Schatz Index	Dec. 2022	210,054	2,233
34	Euro-BTP Italian Government Bond	Dec. 2022	3,731,364	(20,531)
6	Euro-OAT	Dec. 2022	776,905	36,473
				5,160,708
				$(32,010,593)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/07/22	Bank of America, N.A.	AUD	2,655	$1,763,969	$1,698,383	$—	$(65,586)
Expiring 10/07/22	Bank of America, N.A.	AUD	535	363,284	342,235	—	(21,049)
Expiring 10/07/22	Bank of America, N.A.	AUD	200	135,078	127,938	—	(7,140)
Expiring 10/07/22	BNP Paribas S.A.	AUD	1,590	1,066,160	1,017,110	—	(49,050)
Expiring 10/07/22	BNP Paribas S.A.	AUD	210	141,564	134,336	—	(7,228)
Expiring 10/07/22	Citibank, N.A.	AUD	1,085	730,072	694,066	—	(36,006)
Expiring 10/07/22	Goldman Sachs International	AUD	1,060	707,425	678,074	—	(29,351)
Expiring 10/07/22	Goldman Sachs International	AUD	520	353,911	332,640	—	(21,271)
Expiring 10/07/22	Goldman Sachs International	AUD	520	351,855	332,639	—	(19,216)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,085	729,786	694,066	—	(35,720)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,080	739,301	690,867	—	(48,434)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	530	345,469	339,037	—	(6,432)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	382	257,069	244,363	—	(12,706)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	65	43,775	41,581	—	(2,194)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	3,751	2,428,285	2,399,485	—	(28,800)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	2,265	1,466,293	1,448,902	—	(17,391)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	1,060	710,612	678,073	—	(32,539)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	530	353,932	339,036	—	(14,896)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	1,615	1,100,413	1,033,103	—	(67,310)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	1,080	735,238	690,867	—	(44,371)
A30

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/07/22	State Street Bank and Trust Company	AUD	1,055	$711,983	$674,875	$—	$(37,108)
Expiring 10/07/22	The Toronto-Dominion Bank	AUD	450	308,658	287,862	—	(20,796)
Expiring 10/07/22	UBS AG	AUD	389	262,412	248,840	—	(13,572)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	369	251,297	236,082	—	(15,215)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	369	256,208	236,083	—	(20,125)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	AUD	280	181,704	179,190	—	(2,514)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	455	290,859	291,184	325	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	100	64,712	63,997	—	(715)
Expiring 11/07/22	State Street Bank and Trust Company	AUD	941	614,341	602,207	—	(12,134)
Brazilian Real,
Expiring 10/04/22	Citibank, N.A.	BRL	1,325	258,083	245,362	—	(12,721)
Expiring 10/04/22	Citibank, N.A.	BRL	420	80,645	77,775	—	(2,870)
Expiring 10/04/22	Citibank, N.A.	BRL	380	73,729	70,368	—	(3,361)
Expiring 10/04/22	Citibank, N.A.	BRL	280	51,977	51,850	—	(127)
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	590	109,126	109,256	130	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	6,141	1,187,988	1,137,175	—	(50,813)
British Pound,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	4,176	4,518,265	4,663,629	145,364	—
Expiring 10/07/22	Bank of America, N.A.	GBP	2,583	2,765,876	2,884,480	118,604	—
Expiring 10/07/22	Bank of America, N.A.	GBP	308	354,911	343,948	—	(10,963)
Expiring 10/07/22	Bank of America, N.A.	GBP	298	319,098	332,781	13,683	—
Expiring 10/07/22	Bank of America, N.A.	GBP	148	158,478	165,274	6,796	—
Expiring 10/07/22	Barclays Bank PLC	GBP	40	46,380	44,668	—	(1,712)
Expiring 10/07/22	Barclays Bank PLC	GBP	20	21,461	22,335	874	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	127	146,134	141,823	—	(4,311)
Expiring 10/07/22	Citibank, N.A.	GBP	319	344,172	356,232	12,060	—
Expiring 10/07/22	Citibank, N.A.	GBP	310	351,886	346,182	—	(5,704)
Expiring 10/07/22	Goldman Sachs International	GBP	2,584	2,788,136	2,885,597	97,461	—
Expiring 10/07/22	Goldman Sachs International	GBP	298	321,542	332,782	11,240	—
Expiring 10/07/22	Goldman Sachs International	GBP	287	334,170	320,498	—	(13,672)
Expiring 10/07/22	Goldman Sachs International	GBP	148	159,692	165,274	5,582	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	617	717,917	689,015	—	(28,902)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	317	367,568	354,000	—	(13,568)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	315	367,129	351,765	—	(15,364)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	312	353,297	348,416	—	(4,881)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	310	354,953	346,182	—	(8,771)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	190	218,770	212,176	—	(6,594)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	39	45,325	43,552	—	(1,773)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	20	21,867	22,334	467	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	624	703,494	696,831	—	(6,663)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	317	367,267	354,000	—	(13,267)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	160	171,694	178,674	6,980	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	317	364,939	353,999	—	(10,940)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	315	342,345	351,766	9,421	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	313	352,993	349,532	—	(3,461)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	311	352,964	347,299	—	(5,665)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	105	115,775	117,255	1,480	—
Expiring 10/07/22	UBS AG	GBP	190	218,759	212,176	—	(6,583)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	683	762,449	762,662	213	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	423	492,892	472,736	—	(20,156)
Expiring 11/07/22	BNP Paribas S.A.	GBP	275	293,369	307,265	13,896	—
Expiring 11/07/22	BNP Paribas S.A.	GBP	275	293,126	307,266	14,140	—
Expiring 11/07/22	Citibank, N.A.	GBP	550	598,111	614,530	16,419	—
Expiring 11/07/22	Commonwealth Bank of Australia	GBP	798	868,164	891,628	23,464	—
Expiring 11/07/22	Goldman Sachs International	GBP	582	650,130	650,285	155	—
A31

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	GBP	205	$219,291	$229,052	$9,761	$—
Expiring 11/07/22	Standard Chartered Securities	GBP	71	76,596	79,330	2,734	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	550	586,831	614,531	27,700	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	274	292,348	306,147	13,799	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	35	38,793	39,106	313	—
Expiring 11/07/22	UBS AG	GBP	317	343,327	354,193	10,866	—
Expiring 11/07/22	UBS AG	GBP	275	294,023	307,266	13,243	—
Canadian Dollar,
Expiring 10/07/22	BMO Capital Markets	CAD	185	141,822	133,925	—	(7,897)
Expiring 10/07/22	BNP Paribas S.A.	CAD	1,885	1,380,029	1,364,591	—	(15,438)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	1,435	1,056,656	1,038,827	—	(17,829)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	955	703,210	691,345	—	(11,865)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	465	357,852	336,623	—	(21,229)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CAD	126	95,890	91,214	—	(4,676)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CAD	123	93,452	89,043	—	(4,409)
Expiring 10/07/22	RBC Capital Markets LLC	CAD	1,135	865,535	821,650	—	(43,885)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	6,191	4,514,365	4,481,796	—	(32,569)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	730	532,303	528,463	—	(3,840)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	138	104,849	99,902	—	(4,947)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	84	63,816	60,809	—	(3,007)
Expiring 10/19/22	BNP Paribas S.A.	CAD	202	154,072	146,106	—	(7,966)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	338	258,000	244,873	—	(13,127)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	338	257,000	244,878	—	(12,122)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	329	248,000	238,342	—	(9,658)
Expiring 11/07/22	Goldman Sachs International	CAD	170	123,710	123,061	—	(649)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CAD	365	266,878	264,218	—	(2,660)
Expiring 11/07/22	State Street Bank and Trust Company	CAD	815	594,839	589,967	—	(4,872)
Chilean Peso,
Expiring 10/07/22	Bank of America, N.A.	CLP	125,400	138,350	129,466	—	(8,884)
Expiring 10/07/22	Bank of America, N.A.	CLP	125,400	139,024	129,465	—	(9,559)
Expiring 10/07/22	Bank of America, N.A.	CLP	66,900	71,666	69,069	—	(2,597)
Expiring 10/07/22	Citibank, N.A.	CLP	130,200	145,442	134,420	—	(11,022)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	259,900	271,153	268,326	—	(2,827)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	125,400	139,179	129,466	—	(9,713)
Expiring 10/07/22	Standard Chartered Securities	CLP	65,000	70,461	67,107	—	(3,354)
Expiring 11/07/22	Bank of America, N.A.	CLP	43,100	44,364	44,249	—	(115)
Expiring 11/07/22	Citibank, N.A.	CLP	57,200	57,632	58,725	1,093	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	CLP	405,698	411,000	412,688	1,688	—
Chinese Renminbi,
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CNH	962	134,122	134,826	704	—
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	8,760	1,258,000	1,228,225	—	(29,775)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	8,576	1,242,000	1,202,412	—	(39,588)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	8,347	1,211,000	1,170,214	—	(40,786)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	8,252	1,185,000	1,156,928	—	(28,072)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	7,634	1,097,700	1,070,270	—	(27,430)
Expiring 11/23/22	Morgan Stanley & Co. International PLC	CNH	9,391	1,317,000	1,316,583	—	(417)
Expiring 11/23/22	The Toronto-Dominion Bank	CNH	6,710	972,000	940,743	—	(31,257)
Expiring 11/23/22	The Toronto-Dominion Bank	CNH	5,652	789,961	792,421	2,460	—
Colombian Peso,
Expiring 10/07/22	BNP Paribas S.A.	COP	350,300	80,510	75,887	—	(4,623)
Expiring 10/07/22	BNP Paribas S.A.	COP	236,520	52,665	51,238	—	(1,427)
Expiring 10/07/22	BNP Paribas S.A.	COP	157,680	35,095	34,159	—	(936)
Expiring 11/04/22	Citibank, N.A.	COP	498,183	109,227	107,327	—	(1,900)
Czech Koruna,
Expiring 10/07/22	Barclays Bank PLC	CZK	1,640	66,672	65,300	—	(1,372)
A32

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 10/07/22	BNP Paribas S.A.	CZK	3,110	$126,743	$123,831	$—	$(2,912)
Expiring 10/07/22	Citibank, N.A.	CZK	11,929	462,723	474,974	12,251	—
Expiring 10/07/22	Citibank, N.A.	CZK	6,380	263,004	254,031	—	(8,973)
Expiring 10/07/22	Citibank, N.A.	CZK	2,730	105,896	108,700	2,804	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CZK	3,940	159,763	156,878	—	(2,885)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	15,210	615,553	604,823	—	(10,730)
Danish Krone,
Expiring 10/07/22	Citibank, N.A.	DKK	1,330	171,055	175,397	4,342	—
Euro,
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	EUR	283	273,972	276,977	3,005	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	431	432,571	422,118	—	(10,453)
Expiring 10/04/22	The Toronto-Dominion Bank	EUR	54,955	52,971,038	53,873,470	902,432	—
Expiring 10/07/22	Bank of America, N.A.	EUR	3,508	3,511,658	3,439,650	—	(72,008)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,468	1,464,969	1,439,398	—	(25,571)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,432	1,408,530	1,404,099	—	(4,431)
Expiring 10/07/22	Bank of America, N.A.	EUR	734	732,668	719,699	—	(12,969)
Expiring 10/07/22	Bank of America, N.A.	EUR	734	732,668	719,699	—	(12,969)
Expiring 10/07/22	Bank of America, N.A.	EUR	734	736,609	719,698	—	(16,911)
Expiring 10/07/22	Bank of America, N.A.	EUR	732	731,823	717,738	—	(14,085)
Expiring 10/07/22	Bank of America, N.A.	EUR	503	506,284	493,199	—	(13,085)
Expiring 10/07/22	Bank of America, N.A.	EUR	89	89,043	87,266	—	(1,777)
Expiring 10/07/22	Bank of America, N.A.	EUR	80	79,952	78,441	—	(1,511)
Expiring 10/07/22	Barclays Bank PLC	EUR	79	78,986	77,461	—	(1,525)
Expiring 10/07/22	Barclays Bank PLC	EUR	44	44,919	43,143	—	(1,776)
Expiring 10/07/22	Barclays Bank PLC	EUR	22	22,051	21,571	—	(480)
Expiring 10/07/22	BNP Paribas S.A.	EUR	713	712,848	699,107	—	(13,741)
Expiring 10/07/22	BNP Paribas S.A.	EUR	709	702,969	695,186	—	(7,783)
Expiring 10/07/22	BNP Paribas S.A.	EUR	364	365,808	356,908	—	(8,900)
Expiring 10/07/22	BNP Paribas S.A.	EUR	352	353,591	345,141	—	(8,450)
Expiring 10/07/22	BNP Paribas S.A.	EUR	69	69,285	67,656	—	(1,629)
Expiring 10/07/22	Citibank, N.A.	EUR	1,781	1,785,068	1,746,299	—	(38,769)
Expiring 10/07/22	Citibank, N.A.	EUR	1,781	1,784,076	1,746,299	—	(37,777)
Expiring 10/07/22	Citibank, N.A.	EUR	200	200,825	196,103	—	(4,722)
Expiring 10/07/22	Deutsche Bank AG	EUR	33,144	31,780,920	32,498,222	717,302	—
Expiring 10/07/22	Deutsche Bank AG	EUR	3,782	3,626,461	3,708,311	81,850	—
Expiring 10/07/22	Deutsche Bank AG	EUR	1,820	1,745,151	1,784,539	39,388	—
Expiring 10/07/22	Deutsche Bank AG	EUR	356	361,954	349,064	—	(12,890)
Expiring 10/07/22	Goldman Sachs International	EUR	1,854	1,868,650	1,817,876	—	(50,774)
Expiring 10/07/22	Goldman Sachs International	EUR	354	352,857	347,103	—	(5,754)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,428	1,380,174	1,400,177	20,003	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	736	739,304	721,660	—	(17,644)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	716	704,138	702,049	—	(2,089)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	716	705,418	702,050	—	(3,368)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	713	713,810	699,108	—	(14,702)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	713	713,755	699,108	—	(14,647)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	711	718,561	697,146	—	(21,415)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	711	718,561	697,146	—	(21,415)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	709	702,745	695,186	—	(7,559)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	708	697,224	694,205	—	(3,019)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	533	540,055	522,615	—	(17,440)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	364	365,476	356,908	—	(8,568)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	364	364,379	356,908	—	(7,471)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	361	355,427	353,966	—	(1,461)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	358	345,823	351,025	5,202	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	358	354,040	351,025	—	(3,015)
A33

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	356	$359,071	$349,064	$—	$(10,007)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	356	356,369	349,064	—	(7,305)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	355	350,871	348,083	—	(2,788)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	355	359,839	348,083	—	(11,756)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	354	348,412	347,103	—	(1,309)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	354	350,372	347,103	—	(3,269)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	354	351,260	347,102	—	(4,158)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	46	46,206	45,103	—	(1,103)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	738	732,902	723,621	—	(9,281)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	738	732,451	723,621	—	(8,830)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	736	736,845	721,660	—	(15,185)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	734	736,377	719,698	—	(16,679)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	732	731,081	717,737	—	(13,344)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	722	700,632	707,933	7,301	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	722	700,487	707,932	7,445	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	484	481,964	474,569	—	(7,395)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	356	356,627	349,064	—	(7,563)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	244	243,850	239,246	—	(4,604)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	185	184,222	181,396	—	(2,826)
Expiring 10/07/22	State Street Bank and Trust Company	EUR	560	542,280	549,089	6,809	—
Expiring 10/07/22	State Street Bank and Trust Company	EUR	359	348,216	352,006	3,790	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	1,809	1,824,661	1,775,011	—	(49,650)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	1,765	1,730,864	1,731,990	1,126	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	519	534,000	509,436	—	(24,564)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	207	205,000	203,408	—	(1,592)
Expiring 11/02/22	Morgan Stanley & Co. International PLC	EUR	486	475,866	477,608	1,742	—
Expiring 11/07/22	Bank of America, N.A.	EUR	924	888,500	907,956	19,456	—
Expiring 11/07/22	Bank of America, N.A.	EUR	307	295,205	301,669	6,464	—
Expiring 11/07/22	BMO Capital Markets	EUR	5,258	5,130,096	5,166,700	36,604	—
Expiring 11/07/22	Citibank, N.A.	EUR	576	556,894	565,998	9,104	—
Expiring 11/07/22	Goldman Sachs International	EUR	1,216	1,194,097	1,194,885	788	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	1,227	1,193,709	1,205,694	11,985	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	1,227	1,191,250	1,205,694	14,444	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	190	184,574	186,701	2,127	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	52	50,745	51,097	352	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	609	594,860	598,426	3,566	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	236	226,861	231,902	5,041	—
Expiring 11/07/22	UBS AG	EUR	304	299,683	298,722	—	(961)
Expiring 11/07/22	UBS AG	EUR	103	99,149	101,211	2,062	—
Hungarian Forint,
Expiring 10/07/22	Bank of America, N.A.	HUF	23,300	53,910	53,872	—	(38)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	147,700	361,231	341,497	—	(19,734)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	285,502	723,000	657,745	—	(65,255)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	226,881	547,000	522,693	—	(24,307)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	226,751	574,000	522,393	—	(51,607)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	220,920	542,000	508,960	—	(33,040)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	213,299	535,000	491,402	—	(43,598)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	211,887	535,000	488,151	—	(46,849)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	204,680	517,000	471,547	—	(45,453)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	182,683	441,000	420,870	—	(20,130)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	102,264	250,784	235,598	—	(15,186)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	167,494	415,000	385,876	—	(29,124)
Expiring 10/19/22	The Toronto-Dominion Bank	HUF	201,683	511,000	464,642	—	(46,358)
Expiring 10/19/22	The Toronto-Dominion Bank	HUF	174,813	421,000	402,739	—	(18,261)
A34

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 10/07/22	Bank of America, N.A.	INR	16,340	$199,123	$200,098	$975	$—
Expiring 10/07/22	Citibank, N.A.	INR	5,460	68,361	66,863	—	(1,498)
Expiring 10/07/22	Citibank, N.A.	INR	3,733	46,797	45,714	—	(1,083)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	INR	15,450	194,340	189,199	—	(5,141)
Expiring 10/07/22	Standard Chartered Securities	INR	6,637	83,202	81,276	—	(1,926)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	INR	78,185	950,000	950,927	927	—
Expiring 12/21/22	The Toronto-Dominion Bank	INR	189,213	2,369,748	2,301,303	—	(68,445)
Indonesian Rupiah,
Expiring 10/07/22	Citibank, N.A.	IDR	10,249,504	674,976	669,706	—	(5,270)
Expiring 10/07/22	Citibank, N.A.	IDR	870,000	58,539	56,846	—	(1,693)
Expiring 10/07/22	Citibank, N.A.	IDR	336,000	22,127	21,954	—	(173)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	IDR	17,629,209	1,157,000	1,147,054	—	(9,946)
Israeli Shekel,
Expiring 10/07/22	BNP Paribas S.A.	ILS	225	67,708	63,139	—	(4,569)
Expiring 10/07/22	BNP Paribas S.A.	ILS	185	54,071	51,914	—	(2,157)
Expiring 10/07/22	Citibank, N.A.	ILS	640	180,612	179,594	—	(1,018)
Expiring 10/07/22	Citibank, N.A.	ILS	30	8,466	8,418	—	(48)
Expiring 11/07/22	BNP Paribas S.A.	ILS	225	64,490	63,301	—	(1,189)
Japanese Yen,
Expiring 10/07/22	Australia and New Zealand Banking Group Ltd.	JPY	288,100	2,024,609	1,991,871	—	(32,738)
Expiring 10/07/22	Australia and New Zealand Banking Group Ltd.	JPY	27,870	196,060	192,689	—	(3,371)
Expiring 10/07/22	Bank of America, N.A.	JPY	152,300	1,064,789	1,052,974	—	(11,815)
Expiring 10/07/22	Bank of America, N.A.	JPY	102,200	715,651	706,592	—	(9,059)
Expiring 10/07/22	Bank of America, N.A.	JPY	50,900	356,968	351,914	—	(5,054)
Expiring 10/07/22	Bank of America, N.A.	JPY	50,800	355,208	351,222	—	(3,986)
Expiring 10/07/22	Bank of America, N.A.	JPY	6,800	47,097	47,014	—	(83)
Expiring 10/07/22	Barclays Bank PLC	JPY	52,100	362,673	360,210	—	(2,463)
Expiring 10/07/22	BNP Paribas S.A.	JPY	30,600	212,037	211,563	—	(474)
Expiring 10/07/22	Citibank, N.A.	JPY	101,700	711,946	703,136	—	(8,810)
Expiring 10/07/22	HSBC Bank PLC	JPY	152,900	1,071,280	1,057,123	—	(14,157)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	105,200	732,672	727,334	—	(5,338)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	104,900	740,197	725,259	—	(14,938)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	103,000	714,573	712,124	—	(2,449)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	103,000	717,379	712,123	—	(5,256)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	103,000	717,595	712,123	—	(5,472)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	102,400	731,869	707,975	—	(23,894)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	72,100	499,379	498,486	—	(893)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	52,500	366,287	362,976	—	(3,311)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	20,300	142,287	140,350	—	(1,937)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	1,392,626	9,637,550	9,628,361	—	(9,189)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	301,000	2,176,076	2,081,059	—	(95,017)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	153,100	1,081,909	1,058,505	—	(23,404)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	102,700	721,698	710,049	—	(11,649)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	102,400	732,074	707,975	—	(24,099)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	102,400	731,763	707,975	—	(23,788)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	102,100	722,963	705,901	—	(17,062)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	102,100	721,457	705,901	—	(15,556)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	102,000	715,260	705,209	—	(10,051)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	101,800	736,999	703,827	—	(33,172)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	52,500	369,512	362,975	—	(6,537)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	52,100	362,721	360,210	—	(2,511)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	51,400	360,785	355,370	—	(5,415)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	51,100	357,597	353,296	—	(4,301)
A35

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	51,000	$357,129	$352,604	$—	$(4,525)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	51,000	359,676	352,604	—	(7,072)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	50,900	355,621	351,914	—	(3,707)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	50,800	353,605	351,222	—	(2,383)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	50,600	353,495	349,839	—	(3,656)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	49,800	346,710	344,308	—	(2,402)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	49,700	344,657	343,616	—	(1,041)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	20,900	144,787	144,499	—	(288)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	20,900	144,748	144,498	—	(250)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	14,800	103,054	102,324	—	(730)
Expiring 10/07/22	State Street Bank and Trust Company	JPY	52,600	365,777	363,666	—	(2,111)
Expiring 10/07/22	UBS AG	JPY	64,523	447,804	446,100	—	(1,704)
Expiring 10/07/22	Westpac Banking Corp.	JPY	373,191	2,611,884	2,580,174	—	(31,710)
Expiring 10/07/22	Westpac Banking Corp.	JPY	184,693	1,291,779	1,276,934	—	(14,845)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	42,348	292,980	293,111	131	—
Expiring 11/07/22	BMO Capital Markets	JPY	47,867	333,439	331,951	—	(1,488)
Expiring 11/07/22	Goldman Sachs International	JPY	24,000	166,337	166,437	100	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	536,275	3,722,180	3,718,991	—	(3,189)
Expiring 11/07/22	RBC Capital Markets LLC	JPY	64,126	445,114	444,705	—	(409)
Malaysian Ringgit,
Expiring 10/07/22	BNP Paribas S.A.	MYR	2,123	457,072	455,188	—	(1,884)
Mexican Peso,
Expiring 10/07/22	Bank of America, N.A.	MXN	4,420	221,349	219,190	—	(2,159)
Expiring 10/07/22	Goldman Sachs International	MXN	4,240	210,715	210,264	—	(451)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	3,650	180,166	181,005	839	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	3,280	162,998	162,656	—	(342)
Expiring 10/07/22	RBC Capital Markets LLC	MXN	57,480	2,840,033	2,850,455	10,422	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	7,300	359,985	362,010	2,025	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	7,080	353,864	351,099	—	(2,765)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	4,420	219,496	219,189	—	(307)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	1,320	65,836	65,459	—	(377)
Expiring 10/07/22	UBS AG	MXN	13,614	676,304	675,123	—	(1,181)
Expiring 11/07/22	Bank of America, N.A.	MXN	1,180	58,319	58,180	—	(139)
Expiring 11/07/22	BMO Capital Markets	MXN	3,239	159,957	159,700	—	(257)
Expiring 11/07/22	Goldman Sachs International	MXN	3,750	185,285	184,896	—	(389)
Expiring 11/07/22	State Street Bank and Trust Company	MXN	3,650	178,354	179,966	1,612	—
Expiring 11/07/22	UBS AG	MXN	68,340	3,375,830	3,369,545	—	(6,285)
New Taiwanese Dollar,
Expiring 10/07/22	Barclays Bank PLC	TWD	22,515	730,769	707,296	—	(23,473)
Expiring 10/07/22	BNP Paribas S.A.	TWD	4,935	160,305	155,030	—	(5,275)
Expiring 10/07/22	Citibank, N.A.	TWD	44,490	1,411,933	1,397,628	—	(14,305)
Expiring 10/07/22	Citibank, N.A.	TWD	6,755	211,722	212,204	482	—
Expiring 10/07/22	Citibank, N.A.	TWD	2,275	73,311	71,468	—	(1,843)
Expiring 10/07/22	Deutsche Bank AG	TWD	2,515	82,000	79,007	—	(2,993)
Expiring 10/07/22	Goldman Sachs International	TWD	22,170	708,592	696,458	—	(12,134)
Expiring 10/07/22	Goldman Sachs International	TWD	11,135	355,096	349,801	—	(5,295)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	44,998	1,420,000	1,417,096	—	(2,904)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	34,132	1,082,000	1,074,890	—	(7,110)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	TWD	34,296	1,096,000	1,080,073	—	(15,927)
New Zealand Dollar,
Expiring 10/07/22	Bank of America, N.A.	NZD	1,190	711,596	666,012	—	(45,584)
Expiring 10/07/22	Barclays Bank PLC	NZD	600	367,667	335,805	—	(31,862)
Expiring 10/07/22	BNP Paribas S.A.	NZD	595	356,281	333,006	—	(23,275)
Expiring 10/07/22	BNP Paribas S.A.	NZD	595	357,445	333,006	—	(24,439)
Expiring 10/07/22	BNP Paribas S.A.	NZD	170	100,315	95,146	—	(5,169)
A36

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/07/22	Citibank, N.A.	NZD	605	$364,775	$338,603	$—	$(26,172)
Expiring 10/07/22	Citibank, N.A.	NZD	595	357,786	333,006	—	(24,780)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,205	688,884	674,407	—	(14,477)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,170	715,824	654,819	—	(61,005)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,170	713,753	654,819	—	(58,934)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	605	356,002	338,603	—	(17,399)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	600	366,171	335,804	—	(30,367)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	295	174,070	165,104	—	(8,966)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	110	67,698	61,564	—	(6,134)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	5,234	2,951,976	2,929,334	—	(22,642)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,205	729,549	674,407	—	(55,142)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,185	710,445	663,213	—	(47,232)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	590	354,166	330,208	—	(23,958)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	585	359,264	327,409	—	(31,855)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	585	359,090	327,409	—	(31,681)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	190	111,853	106,338	—	(5,515)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	180	109,114	100,741	—	(8,373)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	125	75,302	69,960	—	(5,342)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	1,205	736,220	674,407	—	(61,813)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	1,185	711,993	663,214	—	(48,779)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	580	350,629	324,611	—	(26,018)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	300	176,472	167,902	—	(8,570)
Expiring 11/07/22	BNP Paribas S.A.	NZD	520	295,100	291,056	—	(4,044)
Expiring 11/07/22	Goldman Sachs International	NZD	195	110,309	109,147	—	(1,162)
Expiring 11/07/22	HSBC Bank PLC	NZD	727	406,441	406,919	478	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NZD	525	293,783	293,855	72	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	2,110	1,190,146	1,181,018	—	(9,128)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	1,045	594,932	584,912	—	(10,020)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	525	296,513	293,855	—	(2,658)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	525	295,725	293,855	—	(1,870)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	520	295,930	291,056	—	(4,874)
Norwegian Krone,
Expiring 10/07/22	Barclays Bank PLC	NOK	230	22,232	21,123	—	(1,109)
Expiring 10/07/22	Citibank, N.A.	NOK	3,510	351,632	322,348	—	(29,284)
Expiring 10/07/22	Deutsche Bank AG	NOK	2,450	237,524	225,001	—	(12,523)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NOK	1,160	115,282	106,531	—	(8,751)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NOK	2,584	250,451	237,306	—	(13,145)
Expiring 10/07/22	UBS AG	NOK	93	8,499	8,541	42	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NOK	3,200	294,931	294,022	—	(909)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	1,910	176,818	175,494	—	(1,324)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	1,280	117,517	117,609	92	—
Expiring 11/07/22	UBS AG	NOK	1,780	162,748	163,550	802	—
Peruvian Nuevo Sol,
Expiring 10/07/22	Citibank, N.A.	PEN	214	53,789	53,666	—	(123)
Expiring 12/21/22	BNP Paribas S.A.	PEN	2,085	529,722	518,466	—	(11,256)
Philippine Peso,
Expiring 10/07/22	Citibank, N.A.	PHP	3,320	56,053	56,474	421	—
Polish Zloty,
Expiring 10/07/22	Barclays Bank PLC	PLN	6,445	1,352,940	1,298,900	—	(54,040)
Expiring 10/07/22	Barclays Bank PLC	PLN	1,190	255,924	239,827	—	(16,097)
Expiring 10/07/22	BNP Paribas S.A.	PLN	1,240	245,873	249,905	4,032	—
Expiring 10/07/22	BNP Paribas S.A.	PLN	195	40,888	39,299	—	(1,589)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	PLN	1,035	220,105	208,590	—	(11,515)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	4,479	963,000	900,952	—	(62,048)
Expiring 10/19/22	The Toronto-Dominion Bank	PLN	8,013	1,678,709	1,611,625	—	(67,084)
A37

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/19/22	The Toronto-Dominion Bank	PLN	4,435	$953,000	$892,016	$—	$(60,984)
Expiring 11/07/22	BNP Paribas S.A.	PLN	8,080	1,595,306	1,620,097	24,791	—
Expiring 11/07/22	UBS AG	PLN	915	180,541	183,464	2,923	—
Singapore Dollar,
Expiring 10/07/22	HSBC Bank PLC	SGD	65	46,570	45,260	—	(1,310)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	615	425,017	428,227	3,210	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	365	252,246	254,151	1,905	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	115	82,427	80,075	—	(2,352)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	SGD	567	396,153	395,349	—	(804)
South African Rand,
Expiring 10/07/22	Bank of America, N.A.	ZAR	6,280	356,284	346,741	—	(9,543)
Expiring 10/07/22	Bank of America, N.A.	ZAR	3,790	218,249	209,260	—	(8,989)
Expiring 10/07/22	Goldman Sachs International	ZAR	6,280	358,294	346,741	—	(11,553)
Expiring 10/07/22	Goldman Sachs International	ZAR	2,480	142,404	136,929	—	(5,475)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	ZAR	3,790	218,375	209,260	—	(9,115)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	47,560	2,784,413	2,625,958	—	(158,455)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	6,320	366,377	348,950	—	(17,427)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	3,880	227,200	214,229	—	(12,971)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	3,740	211,457	206,499	—	(4,958)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	ZAR	50,640	2,811,818	2,788,259	—	(23,559)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	9,516	540,000	521,951	—	(18,049)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	7,991	448,000	438,274	—	(9,726)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	3,934	216,000	215,791	—	(209)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	8,810	484,000	483,215	—	(785)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	7,801	437,000	427,895	—	(9,105)
South Korean Won,
Expiring 10/07/22	BNP Paribas S.A.	KRW	1,209,790	903,678	841,827	—	(61,851)
Expiring 10/07/22	Citibank, N.A.	KRW	3,150,428	2,181,888	2,192,212	10,324	—
Expiring 10/07/22	Deutsche Bank AG	KRW	986,220	715,741	686,257	—	(29,484)
Expiring 10/07/22	Deutsche Bank AG	KRW	503,860	364,061	350,609	—	(13,452)
Expiring 10/07/22	Goldman Sachs International	KRW	490,440	353,137	341,271	—	(11,866)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	990,640	729,699	689,332	—	(40,367)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	501,070	361,322	348,668	—	(12,654)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	493,150	352,628	343,157	—	(9,471)
Expiring 10/07/22	Standard Chartered Securities	KRW	92,500	69,012	64,366	—	(4,646)
Expiring 11/07/22	Bank of America, N.A.	KRW	189,610	132,160	131,588	—	(572)
Expiring 11/07/22	Citibank, N.A.	KRW	346,134	241,542	240,216	—	(1,326)
Expiring 11/07/22	Citibank, N.A.	KRW	297,100	205,881	206,187	306	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	1,510,517	1,086,000	1,050,792	—	(35,208)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	1,500,139	1,088,000	1,043,572	—	(44,428)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	1,182,396	863,000	822,535	—	(40,465)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	KRW	207,021	144,502	144,014	—	(488)
Swedish Krona,
Expiring 10/07/22	Barclays Bank PLC	SEK	240	22,465	21,633	—	(832)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	13,320	1,247,828	1,200,616	—	(47,212)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	SEK	3,020	265,621	272,212	6,591	—
Expiring 11/07/22	Deutsche Bank AG	SEK	560	49,470	50,551	1,081	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	3,330	298,810	300,600	1,790	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	1,640	144,452	148,043	3,591	—
Swiss Franc,
Expiring 10/07/22	Barclays Bank PLC	CHF	45	45,864	45,635	—	(229)
Expiring 10/07/22	BNP Paribas S.A.	CHF	685	692,954	694,657	1,703	—
Expiring 10/07/22	Canadian Imperial Bank of Commerce	CHF	5	5,175	5,070	—	(105)
Expiring 10/07/22	Citibank, N.A.	CHF	685	693,502	694,657	1,155	—
Expiring 10/07/22	Citibank, N.A.	CHF	360	367,263	365,077	—	(2,186)
A38

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/07/22	Citibank, N.A.	CHF	355	$370,023	$360,005	$—	$(10,018)
Expiring 10/07/22	Goldman Sachs International	CHF	5	5,226	5,070	—	(156)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	675	684,445	684,516	71	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	435	441,087	441,133	46	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	360	367,339	365,075	—	(2,264)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	355	362,086	360,005	—	(2,081)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	340	346,834	344,793	—	(2,041)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	45	46,236	45,634	—	(602)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	20	20,363	20,282	—	(81)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	685	694,177	694,657	480	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	340	343,931	344,793	862	—
Expiring 10/07/22	State Street Bank and Trust Company	CHF	1,025	1,062,650	1,039,451	—	(23,199)
Expiring 10/07/22	State Street Bank and Trust Company	CHF	340	348,038	344,794	—	(3,244)
Expiring 10/07/22	State Street Bank and Trust Company	CHF	340	354,610	344,794	—	(9,816)
Expiring 10/07/22	UBS AG	CHF	685	714,520	694,657	—	(19,863)
Expiring 10/07/22	UBS AG	CHF	340	354,442	344,794	—	(9,648)
Expiring 10/07/22	UBS AG	CHF	340	347,965	344,793	—	(3,172)
Expiring 11/07/22	Bank of America, N.A.	CHF	135	138,176	137,294	—	(882)
Expiring 11/07/22	Bank of America, N.A.	CHF	5	5,109	5,085	—	(24)
Expiring 11/07/22	Bank of America, N.A.	CHF	5	5,067	5,085	18	—
Expiring 11/07/22	Deutsche Bank AG	CHF	10	10,184	10,170	—	(14)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	40	40,523	40,680	157	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	580	594,579	589,853	—	(4,726)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	290	296,469	294,927	—	(1,542)
Expiring 11/07/22	UBS AG	CHF	585	593,484	594,938	1,454	—
Thai Baht,
Expiring 10/07/22	HSBC Bank PLC	THB	5,880	161,909	155,930	—	(5,979)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	THB	17,310	456,247	459,039	2,792	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	THB	17,158	452,240	455,007	2,767	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	48,246	1,320,000	1,286,953	—	(33,047)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	5,963	158,000	159,060	1,060	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	THB	44,758	1,188,452	1,193,910	5,458	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	THB	39,507	1,072,000	1,053,841	—	(18,159)
Turkish Lira,
Expiring 10/07/22	Goldman Sachs International	TRY	3,405	181,407	181,810	403	—
Expiring 10/07/22	UBS AG	TRY	3,405	181,600	181,809	209	—
Expiring 10/07/22	UBS AG	TRY	1,165	62,100	62,205	105	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	TRY	1,675	86,025	85,769	—	(256)
				$353,639,257	$350,932,918	2,610,604	(5,316,943)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/07/22	Bank of America, N.A.	AUD	2,110	$1,417,856	$1,349,749	$68,107	$—
Expiring 10/07/22	Bank of America, N.A.	AUD	1,085	731,509	694,066	37,443	—
Expiring 10/07/22	Bank of America, N.A.	AUD	560	380,789	358,228	22,561	—
Expiring 10/07/22	Barclays Bank PLC	AUD	65	44,087	41,580	2,507	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	1,060	698,807	678,074	20,733	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	1,060	700,904	678,073	22,831	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	740	498,880	473,372	25,508	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	535	367,003	342,235	24,768	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,615	1,099,694	1,033,103	66,591	—
A39

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,615	$1,100,267	$1,033,102	$67,165	$—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,590	1,064,142	1,017,110	47,032	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,085	729,387	694,066	35,321	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,065	722,572	681,272	41,300	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,060	709,958	678,073	31,885	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	535	370,948	342,235	28,713	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	530	351,268	339,037	12,231	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	220	150,790	140,732	10,058	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	530	351,446	339,036	12,410	—
Expiring 10/07/22	RBC Capital Markets LLC	AUD	215	147,111	137,534	9,577	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	530	354,581	339,037	15,544	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	530	351,508	339,037	12,471	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	325	222,096	207,900	14,196	—
Expiring 10/07/22	The Toronto-Dominion Bank	AUD	4,358	2,989,178	2,787,777	201,401	—
Expiring 10/07/22	UBS AG	AUD	530	354,494	339,037	15,457	—
Expiring 10/07/22	UBS AG	AUD	164	112,645	104,910	7,735	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	369	258,544	236,083	22,461	—
Expiring 10/19/22	The Toronto-Dominion Bank	AUD	317	215,523	202,817	12,706	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	3,751	2,429,084	2,400,510	28,574	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	2,265	1,466,776	1,449,522	17,254	—
Expiring 11/07/22	State Street Bank and Trust Company	AUD	240	154,875	153,592	1,283	—
Brazilian Real,
Expiring 10/04/22	BNP Paribas S.A.	BRL	2,302	444,000	426,267	17,733	—
Expiring 10/04/22	Citibank, N.A.	BRL	1,010	189,867	187,030	2,837	—
Expiring 10/04/22	Citibank, N.A.	BRL	590	109,126	109,256	—	(130)
Expiring 10/04/22	Citibank, N.A.	BRL	565	107,302	104,626	2,676	—
Expiring 10/04/22	Citibank, N.A.	BRL	240	44,730	44,443	287	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	2,553	485,000	472,697	12,303	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	590	115,980	109,256	6,724	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	2,334	442,000	432,188	9,812	—
Expiring 11/03/22	Citibank, N.A.	BRL	390	71,685	71,714	—	(29)
Expiring 11/03/22	Citibank, N.A.	BRL	280	51,614	51,487	127	—
British Pound,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	4,176	4,938,162	4,663,628	274,534	—
Expiring 10/07/22	Bank of America, N.A.	GBP	320	336,192	357,349	—	(21,157)
Expiring 10/07/22	Barclays Bank PLC	GBP	308	360,234	343,949	16,285	—
Expiring 10/07/22	Barclays Bank PLC	GBP	126	144,856	140,706	4,150	—
Expiring 10/07/22	Barclays Bank PLC	GBP	19	21,960	21,218	742	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	191	221,387	213,293	8,094	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	190	218,634	212,177	6,457	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	70	79,774	78,170	1,604	—
Expiring 10/07/22	Citibank, N.A.	GBP	320	337,472	357,349	—	(19,877)
Expiring 10/07/22	Citibank, N.A.	GBP	128	137,490	142,940	—	(5,450)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	624	704,583	696,831	7,752	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	313	353,798	349,532	4,266	—
A40

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	47	$54,989	$52,486	$2,503	$—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	40	42,759	44,668	—	(1,909)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	40	46,118	44,669	1,449	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	20	22,597	22,334	263	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	320	348,292	357,349	—	(9,057)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	319	346,542	356,232	—	(9,690)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	315	345,497	351,766	—	(6,269)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	317	367,684	354,000	13,684	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	317	367,526	353,999	13,527	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	317	367,244	353,999	13,245	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	156	182,300	174,208	8,092	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	5,040	5,858,894	5,628,254	230,640	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	861	1,000,894	961,493	39,401	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	414	478,438	462,321	16,117	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	296	344,094	330,548	13,546	—
Expiring 10/07/22	UBS AG	GBP	622	708,436	694,598	13,838	—
Expiring 10/07/22	UBS AG	GBP	192	205,357	214,409	—	(9,052)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	241	294,006	269,385	24,621	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	177	202,065	197,612	4,453	—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	GBP	4,176	4,520,854	4,666,395	—	(145,541)
Expiring 11/07/22	Bank of America, N.A.	GBP	2,583	2,767,103	2,886,058	—	(118,955)
Expiring 11/07/22	Bank of America, N.A.	GBP	298	319,240	332,964	—	(13,724)
Expiring 11/07/22	Bank of America, N.A.	GBP	148	158,549	165,365	—	(6,816)
Expiring 11/07/22	Bank of America, N.A.	GBP	138	149,683	154,191	—	(4,508)
Expiring 11/07/22	BNP Paribas S.A.	GBP	275	296,807	307,265	—	(10,458)
Expiring 11/07/22	BNP Paribas S.A.	GBP	275	296,658	307,266	—	(10,608)
Expiring 11/07/22	Goldman Sachs International	GBP	2,584	2,789,710	2,887,176	—	(97,466)
Expiring 11/07/22	Goldman Sachs International	GBP	298	321,723	332,963	—	(11,240)
Expiring 11/07/22	Goldman Sachs International	GBP	148	159,782	165,364	—	(5,582)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	639	687,366	713,973	—	(26,607)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	550	598,186	614,531	—	(16,345)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	275	301,484	307,265	—	(5,781)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	274	294,399	306,148	—	(11,749)
Expiring 11/07/22	State Street Bank and Trust Company	GBP	639	687,208	713,973	—	(26,765)
Expiring 11/07/22	State Street Bank and Trust Company	GBP	148	165,234	165,365	—	(131)
Expiring 11/07/22	UBS AG	GBP	317	341,219	354,193	—	(12,974)
Expiring 11/07/22	UBS AG	GBP	269	301,995	300,561	1,434	—
Canadian Dollar,
Expiring 10/07/22	Australia and New Zealand Banking Group Ltd.	CAD	80	60,860	57,913	2,947	—
Expiring 10/07/22	Bank of America, N.A.	CAD	452	348,485	327,212	21,273	—
A41

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/07/22	Barclays Bank PLC	CAD	100	$76,076	$72,393	$3,683	$—
Expiring 10/07/22	Citibank, N.A.	CAD	950	696,872	687,725	9,147	—
Expiring 10/07/22	Citibank, N.A.	CAD	465	355,718	336,623	19,095	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	955	704,008	691,344	12,664	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	955	703,879	691,345	12,534	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	950	696,375	687,725	8,650	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	130	95,869	94,110	1,759	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	6,121	4,667,791	4,431,121	236,670	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	465	357,968	336,623	21,345	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	120	91,806	86,871	4,935	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	115	87,528	83,250	4,278	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	70	53,582	50,674	2,908	—
Expiring 10/07/22	Standard Chartered Securities	CAD	89	67,742	64,429	3,313	—
Expiring 10/07/22	State Street Bank and Trust Company	CAD	960	728,824	694,965	33,859	—
Expiring 10/07/22	UBS AG	CAD	475	349,056	343,863	5,193	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	332	251,000	239,971	11,029	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	331	252,000	239,706	12,294	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	326	250,000	235,767	14,233	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	199	155,382	144,168	11,214	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	161	125,389	116,906	8,483	—
Expiring 10/19/22	The Toronto-Dominion Bank	CAD	1,142	876,554	826,636	49,918	—
Expiring 10/19/22	The Toronto-Dominion Bank	CAD	774	596,027	560,407	35,620	—
Expiring 10/19/22	The Toronto-Dominion Bank	CAD	174	133,420	126,187	7,233	—
Expiring 11/07/22	Citibank, N.A.	CAD	1,885	1,369,394	1,364,525	4,869	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	6,191	4,514,036	4,481,580	32,456	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	730	532,264	528,437	3,827	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	80	58,403	57,911	492	—
Chilean Peso,
Expiring 10/07/22	Bank of America, N.A.	CLP	128,800	144,072	132,976	11,096	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	704,000	777,342	726,822	50,520	—
Expiring 10/07/22	Standard Chartered Securities	CLP	65,400	72,098	67,520	4,578	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CLP	259,900	269,662	266,832	2,830	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CLP	412,366	455,704	419,471	36,233	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	CLP	388,005	423,000	394,690	28,310	—
Expiring 12/21/22	The Toronto-Dominion Bank	CLP	436,031	481,000	443,544	37,456	—
Chinese Renminbi,
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CNH	5,882	822,462	824,377	—	(1,915)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CNH	1,302	182,055	182,479	—	(424)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	85,176	12,546,802	11,941,689	605,113	—
Expiring 11/23/22	Morgan Stanley & Co. International PLC	CNH	1,241	180,296	174,016	6,280	—
Expiring 11/23/22	The Toronto-Dominion Bank	CNH	40,126	5,911,806	5,625,645	286,161	—
Expiring 11/23/22	The Toronto-Dominion Bank	CNH	7,307	1,070,000	1,024,416	45,584	—
Colombian Peso,
Expiring 10/07/22	BNP Paribas S.A.	COP	246,317	55,421	53,361	2,060	—
Expiring 10/07/22	Citibank, N.A.	COP	498,183	109,805	107,924	1,881	—
A42

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 10/07/22	Citibank, N.A.	CZK	5,260	$210,607	$209,436	$1,171	$—
Expiring 10/07/22	Citibank, N.A.	CZK	4,880	197,462	194,306	3,156	—
Expiring 10/07/22	Citibank, N.A.	CZK	4,550	184,838	181,166	3,672	—
Expiring 10/07/22	Deutsche Bank AG	CZK	1,320	53,889	52,558	1,331	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CZK	4,380	177,605	174,398	3,207	—
Expiring 10/07/22	UBS AG	CZK	7,549	308,715	300,577	8,138	—
Expiring 10/07/22	UBS AG	CZK	1,790	72,633	71,272	1,361	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	28,054	1,150,000	1,115,604	34,396	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	26,852	1,106,000	1,067,788	38,212	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	22,425	922,000	891,752	30,248	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	13,839	564,000	550,320	13,680	—
Expiring 11/07/22	Citibank, N.A.	CZK	11,929	461,276	473,446	—	(12,170)
Expiring 11/07/22	Citibank, N.A.	CZK	2,730	105,565	108,350	—	(2,785)
Expiring 11/07/22	Citibank, N.A.	CZK	1,140	44,733	45,245	—	(512)
Expiring 11/07/22	UBS AG	CZK	2,950	114,519	117,082	—	(2,563)
Danish Krone,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	DKK	1,330	179,476	175,396	4,080	—
Expiring 11/07/22	Citibank, N.A.	DKK	1,330	171,427	175,785	—	(4,358)
Euro,
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	EUR	572	576,149	560,685	15,464	—
Expiring 10/04/22	The Toronto-Dominion Bank	EUR	55,096	55,359,525	54,011,880	1,347,645	—
Expiring 10/07/22	Bank of America, N.A.	EUR	1,422	1,441,794	1,394,294	47,500	—
Expiring 10/07/22	Barclays Bank PLC	EUR	708	707,731	694,205	13,526	—
Expiring 10/07/22	Barclays Bank PLC	EUR	366	369,493	358,868	10,625	—
Expiring 10/07/22	Barclays Bank PLC	EUR	45	44,845	44,123	722	—
Expiring 10/07/22	Barclays Bank PLC	EUR	22	21,285	21,571	—	(286)
Expiring 10/07/22	BNP Paribas S.A.	EUR	40,180	40,271,490	39,397,133	874,357	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	4,003	4,012,115	3,925,006	87,109	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,074	1,056,256	1,053,074	3,182	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	750	751,708	735,387	16,321	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	727	719,969	712,835	7,134	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	427	427,006	418,681	8,325	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	368	367,447	360,830	6,617	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	366	366,069	358,869	7,200	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	357	343,062	350,045	—	(6,983)
Expiring 10/07/22	BNP Paribas S.A.	EUR	355	356,532	348,083	8,449	—
Expiring 10/07/22	Citibank, N.A.	EUR	705	706,315	691,264	15,051	—
Expiring 10/07/22	Deutsche Bank AG	EUR	53	53,192	51,967	1,225	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	2,575	2,574,343	2,524,828	49,515	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,797	1,733,153	1,761,988	—	(28,835)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,790	1,767,072	1,755,124	11,948	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,454	1,445,766	1,425,670	20,096	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,083	1,056,165	1,061,898	—	(5,733)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	738	738,605	723,621	14,984	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	733	734,773	718,718	16,055	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	727	721,958	712,835	9,123	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	722	701,524	707,932	—	(6,408)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	712	711,716	698,127	13,589	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	499	498,591	489,278	9,313	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	364	363,094	356,908	6,186	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	359	349,285	352,005	—	(2,720)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	358	352,495	351,025	1,470	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	357	356,189	350,044	6,145	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	356	356,071	349,064	7,007	—
A43

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	356	$360,389	$349,063	$11,326	$—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	160	162,106	156,883	5,223	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	143	142,704	140,214	2,490	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	46	45,767	45,104	663	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	733	738,371	718,719	19,652	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	732	739,653	717,738	21,915	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	722	702,617	707,932	—	(5,315)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	716	708,250	702,049	6,201	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	712	710,236	698,127	12,109	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	708	707,386	694,205	13,181	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	650	647,266	637,335	9,931	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	368	365,208	360,830	4,378	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	366	368,401	358,869	9,532	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	366	366,374	358,868	7,506	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	359	347,146	352,005	—	(4,859)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	358	346,788	351,025	—	(4,237)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	356	356,184	349,064	7,120	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	110	110,876	107,856	3,020	—
Expiring 10/07/22	State Street Bank and Trust Company	EUR	177	175,436	173,552	1,884	—
Expiring 10/07/22	UBS AG	EUR	1,064	1,061,096	1,043,269	17,827	—
Expiring 10/07/22	UBS AG	EUR	712	711,014	698,128	12,886	—
Expiring 10/07/22	UBS AG	EUR	358	353,500	351,025	2,475	—
Expiring 10/07/22	UBS AG	EUR	356	356,211	349,064	7,147	—
Expiring 10/07/22	UBS AG	EUR	297	297,212	291,213	5,999	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	6,183	6,175,374	6,067,582	107,792	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	1,363	1,398,000	1,338,034	59,966	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	1,282	1,314,461	1,258,118	56,343	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	1,178	1,193,587	1,155,602	37,985	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	1,081	1,115,000	1,060,835	54,165	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	1,033	1,049,000	1,013,678	35,322	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	875	899,000	858,276	40,724	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	692	708,525	678,687	29,838	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	444	456,406	435,265	21,141	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	305	313,012	299,019	13,993	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	250	252,000	245,427	6,573	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	114	113,804	111,528	2,276	—
Expiring 10/19/22	The Toronto-Dominion Bank	EUR	6,547	6,706,424	6,424,277	282,147	—
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	54,955	53,079,520	53,981,521	—	(902,001)
Expiring 11/07/22	BNP Paribas S.A.	EUR	307	298,013	301,670	—	(3,657)
Expiring 11/07/22	Citibank, N.A.	EUR	2,455	2,385,278	2,412,371	—	(27,093)
A44

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/07/22	Deutsche Bank AG	EUR	33,144	$31,849,429	$32,568,488	$—	$(719,059)
Expiring 11/07/22	Deutsche Bank AG	EUR	3,782	3,634,279	3,716,330	—	(82,051)
Expiring 11/07/22	Deutsche Bank AG	EUR	1,820	1,748,913	1,788,398	—	(39,485)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	1,785	1,718,875	1,754,006	—	(35,131)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	309	299,277	303,635	—	(4,358)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	308	294,983	302,652	—	(7,669)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	609	598,212	598,426	—	(214)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	307	296,973	301,669	—	(4,696)
Expiring 11/07/22	State Street Bank and Trust Company	EUR	1,425	1,399,577	1,400,256	—	(679)
Hungarian Forint,
Expiring 10/07/22	Bank of America, N.A.	HUF	44,200	109,878	102,195	7,683	—
Expiring 10/07/22	Bank of America, N.A.	HUF	29,800	72,633	68,900	3,733	—
Expiring 10/07/22	Bank of America, N.A.	HUF	9,408	22,787	21,752	1,035	—
Expiring 10/07/22	Barclays Bank PLC	HUF	45,292	109,116	104,719	4,397	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	42,300	103,012	97,801	5,211	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	431,859	1,012,540	994,927	17,613	—
Expiring 10/19/22	The Toronto-Dominion Bank	HUF	53,563	132,482	123,399	9,083	—
Expiring 11/07/22	Bank of America, N.A.	HUF	23,300	53,489	53,377	112	—
Expiring 11/07/22	UBS AG	HUF	51,200	117,607	117,294	313	—
Indian Rupee,
Expiring 10/07/22	BNP Paribas S.A.	INR	24,280	304,801	297,330	7,471	—
Expiring 10/07/22	Citibank, N.A.	INR	7,940	97,806	97,233	573	—
Expiring 10/07/22	Standard Chartered Securities	INR	15,400	189,898	188,586	1,312	—
Expiring 11/07/22	Bank of America, N.A.	INR	16,340	198,325	199,634	—	(1,309)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	INR	80,149	999,000	974,812	24,188	—
Indonesian Rupiah,
Expiring 10/07/22	Citibank, N.A.	IDR	9,450,782	635,902	617,516	18,386	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	IDR	798,722	53,537	52,189	1,348	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	IDR	509,000	34,121	33,258	863	—
Expiring 10/07/22	Standard Chartered Securities	IDR	697,000	46,297	45,542	755	—
Expiring 11/07/22	Citibank, N.A.	IDR	10,249,504	673,512	668,239	5,273	—
Expiring 11/07/22	Citibank, N.A.	IDR	336,000	22,079	21,906	173	—
Expiring 11/07/22	Deutsche Bank AG	IDR	1,003,000	65,577	65,393	184	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	IDR	6,381,794	425,964	415,235	10,729	—
Israeli Shekel,
Expiring 10/07/22	BNP Paribas S.A.	ILS	640	192,591	179,594	12,997	—
Expiring 10/07/22	BNP Paribas S.A.	ILS	160	47,102	44,898	2,204	—
Expiring 10/07/22	Citibank, N.A.	ILS	280	81,542	78,572	2,970	—
Expiring 11/07/22	Citibank, N.A.	ILS	640	181,052	180,057	995	—
Expiring 11/07/22	Citibank, N.A.	ILS	30	8,487	8,440	47	—
Expiring 12/21/22	BNP Paribas S.A.	ILS	2,128	600,000	601,049	—	(1,049)
Expiring 12/21/22	BNP Paribas S.A.	ILS	283	82,846	80,059	2,787	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ILS	2,456	696,000	693,667	2,333	—
Expiring 12/21/22	The Toronto-Dominion Bank	ILS	3,283	956,000	927,489	28,511	—
Expiring 12/21/22	The Toronto-Dominion Bank	ILS	3,025	890,000	854,562	35,438	—
Japanese Yen,
Expiring 10/07/22	Bank of America, N.A.	JPY	203,900	1,409,005	1,409,727	—	(722)
Expiring 10/07/22	Bank of America, N.A.	JPY	101,800	734,636	703,826	30,810	—
A45

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	Bank of America, N.A.	JPY	101,800	$734,848	$703,825	$31,023	$—
Expiring 10/07/22	Bank of America, N.A.	JPY	50,800	353,185	351,222	1,963	—
Expiring 10/07/22	Barclays Bank PLC	JPY	50,900	358,085	351,913	6,172	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	102,100	721,239	705,901	15,338	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	50,800	355,797	351,222	4,575	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	42,100	292,869	291,072	1,797	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	1,625	11,345	11,234	111	—
Expiring 10/07/22	Citibank, N.A.	JPY	152,900	1,084,090	1,057,123	26,967	—
Expiring 10/07/22	Citibank, N.A.	JPY	105,000	739,056	725,951	13,105	—
Expiring 10/07/22	Citibank, N.A.	JPY	105,000	740,343	725,951	14,392	—
Expiring 10/07/22	Goldman Sachs International	JPY	50,800	352,795	351,222	1,573	—
Expiring 10/07/22	HSBC Bank PLC	JPY	50,800	352,597	351,222	1,375	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	256,000	1,830,720	1,769,937	60,783	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	123,141	890,628	851,375	39,253	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	102,100	729,876	705,900	23,976	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	101,600	726,747	702,444	24,303	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	101,600	710,157	702,444	7,713	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	101,600	720,261	702,444	17,817	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	51,100	357,480	353,296	4,184	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	51,000	361,076	352,605	8,471	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	20,600	142,469	142,425	44	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	2,182,531	15,778,582	15,089,620	688,962	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	536,275	3,711,246	3,707,708	3,538	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	101,700	714,981	703,135	11,846	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	101,600	709,473	702,443	7,030	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	52,500	370,355	362,976	7,379	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	52,500	369,300	362,976	6,324	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	52,500	369,040	362,975	6,065	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	51,500	361,187	356,061	5,126	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	51,300	364,112	354,679	9,433	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	51,000	361,113	352,605	8,508	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	51,000	362,494	352,604	9,890	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	50,800	363,517	351,222	12,295	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	21,400	149,805	147,956	1,849	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	17,100	119,090	118,226	864	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	7,600	52,831	52,545	286	—
Expiring 10/07/22	RBC Capital Markets LLC	JPY	25,331	183,218	175,134	8,084	—
Expiring 10/07/22	State Street Bank and Trust Company	JPY	50,800	357,204	351,222	5,982	—
A46

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	State Street Bank and Trust Company	JPY	50,100	$349,936	$346,382	$3,554	$—
Expiring 10/07/22	UBS AG	JPY	50,800	352,631	351,222	1,409	—
Expiring 11/07/22	Australia and New Zealand Banking Group Ltd.	JPY	75,600	525,310	524,276	1,034	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	1,392,626	9,665,946	9,657,664	8,282	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	14,400	100,015	99,862	153	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	13,900	96,429	96,394	35	—
Expiring 11/07/22	Standard Chartered Securities	JPY	12,091	84,020	83,850	170	—
Expiring 12/12/22	JPMorgan Chase Bank, N.A.	JPY	395,100	2,792,322	2,752,259	40,063	—
Malaysian Ringgit,
Expiring 10/07/22	HSBC Bank PLC	MYR	2,123	473,588	455,189	18,399	—
Expiring 11/07/22	BNP Paribas S.A.	MYR	2,123	457,437	454,739	2,698	—
Mexican Peso,
Expiring 10/07/22	Bank of America, N.A.	MXN	4,460	223,117	221,173	1,944	—
Expiring 10/07/22	Citibank, N.A.	MXN	3,650	183,348	181,005	2,343	—
Expiring 10/07/22	RBC Capital Markets LLC	MXN	13,614	672,655	675,123	—	(2,468)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	7,100	354,168	352,092	2,076	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	4,380	219,186	217,206	1,980	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	3,750	183,224	185,964	—	(2,740)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	1,510	75,001	74,882	119	—
Expiring 10/07/22	UBS AG	MXN	68,340	3,394,933	3,389,007	5,926	—
Expiring 11/07/22	Goldman Sachs International	MXN	13,010	635,880	641,466	—	(5,586)
Expiring 11/07/22	State Street Bank and Trust Company	MXN	1,010	49,331	49,799	—	(468)
Expiring 11/07/22	UBS AG	MXN	13,614	672,499	671,247	1,252	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	31,964	1,558,748	1,563,828	—	(5,080)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	19,650	963,000	961,360	1,640	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	17,743	863,000	868,062	—	(5,062)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	11,874	581,000	580,915	85	—
New Taiwanese Dollar,
Expiring 10/07/22	Bank of America, N.A.	TWD	11,240	364,757	353,098	11,659	—
Expiring 10/07/22	Barclays Bank PLC	TWD	22,300	733,480	700,542	32,938	—
Expiring 10/07/22	BNP Paribas S.A.	TWD	1,255	41,255	39,425	1,830	—
Expiring 10/07/22	Citibank, N.A.	TWD	35,600	1,173,910	1,118,354	55,556	—
Expiring 10/07/22	Deutsche Bank AG	TWD	1,880	61,488	59,059	2,429	—
Expiring 10/07/22	Goldman Sachs International	TWD	33,365	1,055,120	1,048,143	6,977	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	TWD	11,150	364,558	350,271	14,287	—
Expiring 11/07/22	Citibank, N.A.	TWD	6,755	211,796	212,318	—	(522)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	130,396	4,254,345	4,106,479	147,866	—
New Zealand Dollar,
Expiring 10/07/22	BNP Paribas S.A.	NZD	1,805	1,051,218	1,010,211	41,007	—
Expiring 10/07/22	BNP Paribas S.A.	NZD	605	365,624	338,603	27,021	—
Expiring 10/07/22	BNP Paribas S.A.	NZD	590	354,411	330,208	24,203	—
Expiring 10/07/22	Citibank, N.A.	NZD	117	70,939	65,482	5,457	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	2,975	1,774,010	1,665,030	108,980	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,780	1,082,569	996,219	86,350	—
A47

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,205	$739,540	$674,407	$65,133	$—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	590	354,390	330,208	24,182	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	2,110	1,190,040	1,180,912	9,128	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,170	717,691	654,819	62,872	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,170	718,393	654,819	63,574	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	605	345,175	338,602	6,573	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	590	352,747	330,208	22,539	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	88	53,313	49,251	4,062	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	86	52,160	48,132	4,028	—
Expiring 10/07/22	Standard Chartered Securities	NZD	126	76,769	70,519	6,250	—
Expiring 10/07/22	State Street Bank and Trust Company	NZD	295	180,982	165,104	15,878	—
Expiring 10/07/22	The Toronto-Dominion Bank	NZD	4,817	2,953,683	2,695,949	257,734	—
Expiring 10/07/22	The Toronto-Dominion Bank	NZD	1,930	1,183,435	1,080,170	103,265	—
Expiring 11/07/22	Bank of America, N.A.	NZD	100	56,587	55,972	615	—
Expiring 11/07/22	BNP Paribas S.A.	NZD	1,045	594,386	584,911	9,475	—
Expiring 11/07/22	BNP Paribas S.A.	NZD	166	94,079	92,915	1,164	—
Expiring 11/07/22	Canadian Imperial Bank of Commerce	NZD	205	116,367	114,744	1,623	—
Expiring 11/07/22	Citibank, N.A.	NZD	1,582	903,963	885,484	18,479	—
Expiring 11/07/22	Citibank, N.A.	NZD	520	294,939	291,056	3,883	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NZD	2,090	1,185,615	1,169,823	15,792	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	5,234	2,952,238	2,929,596	22,642	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	520	296,941	291,057	5,884	—
Expiring 11/07/22	State Street Bank and Trust Company	NZD	214	121,101	119,781	1,320	—
Norwegian Krone,
Expiring 10/07/22	Barclays Bank PLC	NOK	220	21,746	20,204	1,542	—
Expiring 10/07/22	BNP Paribas S.A.	NOK	2,677	269,471	245,847	23,624	—
Expiring 10/07/22	BNP Paribas S.A.	NOK	980	98,648	90,000	8,648	—
Expiring 10/07/22	Citibank, N.A.	NOK	660	65,959	60,612	5,347	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NOK	810	80,042	74,388	5,654	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NOK	230	22,217	21,123	1,094	—
Expiring 10/07/22	UBS AG	NOK	1,780	162,661	163,470	—	(809)
Expiring 10/07/22	UBS AG	NOK	1,370	132,897	125,817	7,080	—
Expiring 10/07/22	UBS AG	NOK	1,300	129,285	119,388	9,897	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	3,190	295,146	293,102	2,044	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	1,773	164,275	162,906	1,369	—
Expiring 11/07/22	UBS AG	NOK	93	8,503	8,545	—	(42)
Peruvian Nuevo Sol,
Expiring 10/07/22	Citibank, N.A.	PEN	214	55,394	53,665	1,729	—
Expiring 11/07/22	Citibank, N.A.	PEN	285	71,384	71,183	201	—
Expiring 11/07/22	Citibank, N.A.	PEN	214	53,590	53,450	140	—
Expiring 12/21/22	BNP Paribas S.A.	PEN	7,028	1,783,400	1,748,035	35,365	—
A48

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 10/07/22	Barclays Bank PLC	PHP	3,320	$58,978	$56,474	$2,504	$—
Expiring 11/07/22	Citibank, N.A.	PHP	3,320	55,850	56,346	—	(496)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	PHP	75,464	1,312,135	1,274,883	37,252	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	PHP	62,857	1,083,000	1,061,913	21,087	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	PHP	14,252	239,000	240,779	—	(1,779)
Polish Zloty,
Expiring 10/07/22	Bank of America, N.A.	PLN	345	72,769	69,529	3,240	—
Expiring 10/07/22	Barclays Bank PLC	PLN	1,240	260,302	249,905	10,397	—
Expiring 10/07/22	Barclays Bank PLC	PLN	440	91,315	88,676	2,639	—
Expiring 10/07/22	BNP Paribas S.A.	PLN	8,080	1,602,138	1,628,411	—	(26,273)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	1,405	296,970	282,506	14,464	—
Expiring 10/19/22	The Toronto-Dominion Bank	PLN	1,255	268,000	252,448	15,552	—
Expiring 10/19/22	The Toronto-Dominion Bank	PLN	999	213,003	200,886	12,117	—
Expiring 11/07/22	BNP Paribas S.A.	PLN	1,240	244,824	248,629	—	(3,805)
Expiring 11/07/22	Goldman Sachs International	PLN	840	167,037	168,426	—	(1,389)
Expiring 11/07/22	UBS AG	PLN	925	186,398	185,469	929	—
Singapore Dollar,
Expiring 10/07/22	Australia and New Zealand Banking Group Ltd.	SGD	65	46,540	45,260	1,280	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	730	522,221	508,303	13,918	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	365	261,111	254,152	6,959	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SGD	615	425,130	428,360	—	(3,230)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SGD	365	252,313	254,230	—	(1,917)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SGD	1,623	1,148,000	1,131,591	16,409	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SGD	110	77,997	76,469	1,528	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	SGD	1,544	1,097,000	1,076,326	20,674	—
Expiring 12/21/22	The Toronto-Dominion Bank	SGD	1,684	1,176,000	1,174,150	1,850	—
South African Rand,
Expiring 10/07/22	Bank of America, N.A.	ZAR	3,830	221,045	211,468	9,577	—
Expiring 10/07/22	Goldman Sachs International	ZAR	18,830	1,072,385	1,039,672	32,713	—
Expiring 10/07/22	Goldman Sachs International	ZAR	6,280	364,240	346,742	17,498	—
Expiring 10/07/22	Goldman Sachs International	ZAR	3,830	221,054	211,468	9,586	—
Expiring 10/07/22	Goldman Sachs International	ZAR	710	40,739	39,202	1,537	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	ZAR	50,640	2,819,599	2,796,015	23,584	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	ZAR	5,680	315,512	312,743	2,769	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	ZAR	1,100	60,778	60,567	211	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	ZAR	790	43,830	43,498	332	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	4,739	271,291	259,910	11,381	—
South Korean Won,
Expiring 10/07/22	Barclays Bank PLC	KRW	985,680	717,145	685,881	31,264	—
Expiring 10/07/22	BNP Paribas S.A.	KRW	3,098,330	2,314,363	2,155,960	158,403	—
Expiring 10/07/22	Citibank, N.A.	KRW	501,270	363,250	348,807	14,443	—
Expiring 10/07/22	Citibank, N.A.	KRW	297,100	205,762	206,736	—	(974)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	1,479,770	1,102,496	1,029,692	72,804	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	503,860	364,968	350,609	14,359	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	503,480	365,344	350,345	14,999	—
A49

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	495,240	$354,338	$344,611	$9,727	$—
Expiring 10/07/22	Standard Chartered Securities	KRW	501,270	365,773	348,807	16,966	—
Expiring 10/07/22	Standard Chartered Securities	KRW	52,098	38,225	36,252	1,973	—
Expiring 11/07/22	Citibank, N.A.	KRW	3,150,428	2,183,143	2,186,383	—	(3,240)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	KRW	425,510	297,171	295,302	1,869	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	3,548,601	2,571,432	2,468,587	102,845	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	347,987	252,000	242,077	9,923	—
Swedish Krona,
Expiring 10/07/22	Barclays Bank PLC	SEK	240	21,826	21,632	194	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	7,840	734,468	706,669	27,799	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	3,840	349,021	346,124	2,897	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	3,020	282,916	272,212	10,704	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	SEK	1,640	144,244	147,823	—	(3,579)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SEK	3,330	298,459	300,600	—	(2,141)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SEK	480	42,295	43,330	—	(1,035)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	3,020	266,004	272,617	—	(6,613)
Expiring 11/07/22	UBS AG	SEK	3,370	298,982	304,212	—	(5,230)
Expiring 11/07/22	UBS AG	SEK	3,340	300,164	301,503	—	(1,339)
Swiss Franc,
Expiring 10/07/22	Bank of America, N.A.	CHF	720	735,069	730,151	4,918	—
Expiring 10/07/22	Barclays Bank PLC	CHF	350	357,212	354,934	2,278	—
Expiring 10/07/22	Barclays Bank PLC	CHF	45	47,170	45,634	1,536	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	1,025	1,053,487	1,039,450	14,037	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	675	693,760	684,516	9,244	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	360	368,625	365,076	3,549	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	355	361,865	360,004	1,861	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	355	370,170	360,004	10,166	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	215	221,131	218,031	3,100	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	685	711,385	694,657	16,728	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	340	345,230	344,793	437	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	340	355,493	344,793	10,700	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	170	177,308	172,396	4,912	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	45	45,912	45,634	278	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	20	20,404	20,282	122	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	695	708,439	704,798	3,641	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	685	692,808	694,657	—	(1,849)
Expiring 10/07/22	UBS AG	CHF	350	357,341	354,934	2,407	—
Expiring 10/07/22	UBS AG	CHF	350	358,334	354,935	3,399	—
Expiring 10/07/22	UBS AG	CHF	345	350,566	349,864	702	—
Expiring 10/07/22	UBS AG	CHF	340	354,507	344,793	9,714	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CHF	291	303,142	295,913	7,229	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CHF	92	94,064	93,741	323	—
Expiring 11/07/22	BNP Paribas S.A.	CHF	290	296,951	294,927	2,024	—
Expiring 11/07/22	Citibank, N.A.	CHF	340	344,456	345,777	—	(1,321)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	675	686,269	686,468	—	(199)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	435	442,262	442,390	—	(128)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	290	295,870	294,927	943	—
Expiring 11/07/22	UBS AG	CHF	290	296,592	294,926	1,666	—
A50

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	THB	2,760	$75,772	$73,191	$2,581	$—
Expiring 10/07/22	Standard Chartered Securities	THB	8,579	234,880	227,504	7,376	—
Expiring 10/07/22	Standard Chartered Securities	THB	8,579	233,474	227,504	5,970	—
Expiring 10/07/22	Standard Chartered Securities	THB	8,340	228,337	221,166	7,171	—
Expiring 10/07/22	Standard Chartered Securities	THB	8,340	226,970	221,166	5,804	—
Expiring 10/07/22	Standard Chartered Securities	THB	3,750	101,808	99,445	2,363	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	THB	17,310	456,367	459,843	—	(3,476)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	THB	17,158	452,360	455,806	—	(3,446)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	249,077	6,836,386	6,644,079	192,307	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	39,281	1,078,000	1,047,820	30,180	—
Expiring 12/21/22	The Toronto-Dominion Bank	THB	44,374	1,226,000	1,183,657	42,343	—
Expiring 12/21/22	The Toronto-Dominion Bank	THB	30,387	838,000	810,562	27,438	—
Turkish Lira,
Expiring 10/07/22	Barclays Bank PLC	TRY	7,975	426,655	425,822	833	—
Expiring 11/07/22	Goldman Sachs International	TRY	725	37,204	37,124	80	—
Expiring 11/07/22	UBS AG	TRY	1,165	59,790	59,655	135	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TRY	2,968	151,099	144,563	6,536	—
				$519,566,382	$510,999,796	11,189,968	(2,623,382)
						$13,800,572	$(7,940,325)
Cross currency exchange contracts outstanding at September 30, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/22	Buy	EUR	474	CZK	11,743	$—	$(1,646)	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	549	CZK	13,605	—	(2,436)	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	575	PLN	2,726	16,192	—	The Toronto-Dominion Bank
10/19/22	Buy	EUR	632	PLN	3,024	12,124	—	The Toronto-Dominion Bank
10/19/22	Buy	EUR	885	PLN	4,203	23,413	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	897	PLN	4,261	23,431	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	965	PLN	4,600	22,092	—	The Toronto-Dominion Bank
10/19/22	Buy	EUR	987	PLN	4,681	27,040	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	1,034	CZK	25,760	—	(10,044)	JPMorgan Chase Bank, N.A.
10/19/22	Buy	HUF	280,385	EUR	695	—	(36,163)	JPMorgan Chase Bank, N.A.
10/19/22	Buy	PLN	2,819	EUR	587	—	(9,119)	The Toronto-Dominion Bank
10/19/22	Buy	PLN	3,390	EUR	703	—	(8,038)	JPMorgan Chase Bank, N.A.
10/19/22	Buy	PLN	4,073	EUR	847	—	(11,791)	Morgan Stanley & Co. International PLC
						$124,292	$(79,237)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)*:
Arab Republic of Egypt (D01)	12/20/27	1.000%(Q)	400	$155,957	$11	$155,946	Barclays Bank PLC
Emirate of Abu Dhabi (D01)	12/20/27	1.000%(Q)	400	(7,812)	11	(7,823)	Barclays Bank PLC
Federation of Malaysia (D01)	12/20/27	1.000%(Q)	600	4,949	17	4,932	Barclays Bank PLC
Federative Republic of Brazil (D01)	12/20/27	1.000%(Q)	2,400	215,607	66	215,541	Barclays Bank PLC
A51

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)*(cont’d.):
Kingdom of Saudi Arabia (D01)	12/20/27	1.000%(Q)	400	$(7,425)	$11	$(7,436)	Barclays Bank PLC
People’s Republic of China (D01)	12/20/27	1.000%(Q)	2,400	8,609	66	8,543	Barclays Bank PLC
Republic of Argentina (D01)	12/20/27	1.000%(Q)	400	320,344	11	320,333	Barclays Bank PLC
Republic of Chile (D01)	12/20/27	1.000%(Q)	600	18,135	17	18,118	Barclays Bank PLC
Republic of Colombia (D01)	12/20/27	1.000%(Q)	1,200	119,303	33	119,270	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/27	1.000%(Q)	2,000	51,535	55	51,480	Barclays Bank PLC
Republic of Panama (D01)	12/20/27	1.000%(Q)	400	14,745	11	14,734	Barclays Bank PLC
Republic of Peru (D01)	12/20/27	1.000%(Q)	600	18,168	17	18,151	Barclays Bank PLC
Republic of Philippines (D01)	12/20/27	1.000%(Q)	400	8,323	11	8,312	Barclays Bank PLC
Republic of South Africa (D01)	12/20/27	1.000%(Q)	2,200	228,733	61	228,672	Barclays Bank PLC
Republic of Turkey (D01)	12/20/27	1.000%(Q)	2,400	602,709	66	602,643	Barclays Bank PLC
State of Qatar (D01)	12/20/27	1.000%(Q)	400	(7,558)	11	(7,569)	Barclays Bank PLC
Sultanate of Oman (D01)	12/20/27	1.000%(Q)	400	30,172	11	30,161	Barclays Bank PLC
United Mexican States (D01)	12/20/27	1.000%(Q)	2,400	102,026	66	101,960	Barclays Bank PLC
Arab Republic of Egypt (D02)	12/20/27	1.000%(Q)	2,000	779,787	388	779,399	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D02)	12/20/27	1.000%(Q)	2,000	(39,062)	388	(39,450)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D02)	12/20/27	1.000%(Q)	3,000	24,744	582	24,162	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D02)	12/20/27	1.000%(Q)	12,000	1,078,035	2,328	1,075,707	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D02)	12/20/27	1.000%(Q)	2,000	(37,126)	388	(37,514)	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	12/20/27	1.000%(Q)	12,000	43,048	2,328	40,720	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	12/20/27	1.000%(Q)	2,000	1,601,722	388	1,601,334	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	12/20/27	1.000%(Q)	3,000	90,671	582	90,089	Morgan Stanley & Co. International PLC
Republic of Colombia (D02)	12/20/27	1.000%(Q)	6,000	596,514	1,164	595,350	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	12/20/27	1.000%(Q)	10,000	257,677	1,940	255,737	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	12/20/27	1.000%(Q)	2,000	73,724	388	73,336	Morgan Stanley & Co. International PLC
Republic of Peru (D02)	12/20/27	1.000%(Q)	3,000	90,838	582	90,256	Morgan Stanley & Co. International PLC
Republic of Philippines (D02)	12/20/27	1.000%(Q)	2,000	41,613	388	41,225	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	12/20/27	1.000%(Q)	11,000	1,143,664	2,134	1,141,530	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	12/20/27	1.000%(Q)	12,000	3,013,546	2,328	3,011,218	Morgan Stanley & Co. International PLC
State of Qatar (D02)	12/20/27	1.000%(Q)	2,000	(37,788)	388	(38,176)	Morgan Stanley & Co. International PLC
Sultanate of Oman (D02)	12/20/27	1.000%(Q)	2,000	150,861	388	150,473	Morgan Stanley & Co. International PLC
United Mexican States (D02)	12/20/27	1.000%(Q)	12,000	510,131	2,328	507,803	Morgan Stanley & Co. International PLC
				$11,259,119	$19,952	$11,239,167

A52

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)*:
CDX.EM.38.V1 (D01)	12/20/27	1.000%(Q)	20,000		3.335%		$(1,984,436)		$(20,448)		$(1,963,988)		Barclays Bank PLC
CDX.EM.38.V1 (D02)	12/20/27	1.000%(Q)	100,000		3.335%		(9,922,180)		(139,152)		(9,783,028)		Morgan Stanley & Co. International PLC
							$(11,906,616)		$(159,600)		$(11,747,016)
*	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	23,150	0.994%	$149,110	$11,391	$(137,719)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	1,481	07/15/27	2.715%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$7,845	$—	$7,845	Goldman Sachs International
A53

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Inflation swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
EUR	972	07/15/27	2.715%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$5,149	$—	$5,149	Goldman Sachs International
EUR	1,018	07/15/27	2.995%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(8,590)	—	(8,590)	Goldman Sachs International
					$4,404	$—	$4,404
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	1,074	09/18/27	3.500%(Q)	3 Month BBSW(2)(Q)	$(5,787)	$(10,493)	$(4,706)
AUD	1,480	12/03/27	2.600%(S)	6 Month BBSW(2)(S)	(54,053)	(68,548)	(14,495)
AUD	1,421	12/21/27	4.031%(S)	6 Month BBSW(2)(S)	4,004	(10,827)	(14,831)
AUD	1,805	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	(117,232)	(140,323)	(23,091)
AUD	343	12/21/32	4.094%(S)	6 Month BBSW(2)(S)	24	(6,415)	(6,439)
CAD	1,000	12/03/24	2.500%(S)	3 Month CDOR(2)(S)	(17,724)	(25,475)	(7,751)
CAD	1,032	06/19/27	2.219%(S)	3 Month CDOR(2)(S)	15,879	23,565	7,686
CAD	1,465	12/03/27	2.600%(S)	3 Month CDOR(2)(S)	(40,784)	(54,214)	(13,430)
CAD	1,265	12/21/27	3.594%(S)	3 Month CDOR(1)(S)	(8,787)	3,877	12,664
CAD	500	12/03/32	2.700%(S)	3 Month CDOR(2)(S)	(10,285)	(30,244)	(19,959)
CAD	298	12/21/32	3.875%(S)	3 Month CDOR(2)(S)	(9,894)	(3,648)	6,246
CAD	360	12/03/42	2.800%(S)	3 Month CDOR(2)(S)	(35,109)	(36,690)	(1,581)
CAD	650	12/03/51	2.800%(S)	3 Month CDOR(2)(S)	(62,139)	(64,292)	(2,153)
CHF	785	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	(118,783)	(144,039)	(25,256)
CNH	45,000	07/08/25	2.470%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	42,730	42,730
CNH	33,000	07/08/27	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	37,584	37,584
CNH	10,850	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(7,143)	(7,143)
CNH	3,227	09/21/27	2.341%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(3,866)	(3,866)
CNH	85,891	09/21/27	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	91,958	91,958
CNH	7,555	12/21/27	2.390%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(8,796)	(8,796)
CNH	11,260	12/21/27	2.498%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(8,173)	(8,173)
CNH	6,210	12/21/27	2.595%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	711	711
DKK	2,025	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)	(19,019)	(36,375)	(17,356)
EUR	677	12/18/27	2.000%(A)	6 Month EURIBOR(2)(S)	(705)	(19,117)	(18,412)
EUR	948	12/21/27	1.938%(A)	6 Month EURIBOR(2)(S)	4,624	(46,430)	(51,054)
EUR	213	12/21/32	2.125%(A)	6 Month EURIBOR(2)(S)	(1,384)	(17,637)	(16,253)
GBP	606	12/18/27	2.312%(A)	1 Day SONIA(1)(A)	(805)	39,143	39,948
GBP	877	12/21/27	2.531%(A)	1 Day SONIA(2)(A)	(104,151)	(107,388)	(3,237)
GBP	2,540	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	440,390	725,262	284,872
GBP	441	12/15/32	2.031%(A)	1 Day SONIA(1)(A)	2,532	28,512	25,980
GBP	188	12/21/32	2.281%(A)	1 Day SONIA(1)(A)	869	35,565	34,696
GBP	1,085	05/08/37	1.200%(A)	1 Day SONIA(1)(A)	359,657	384,570	24,913
GBP	545	05/08/47	1.250%(A)	1 Day SONIA(2)(A)	(94,395)	(240,273)	(145,878)
ILS	820	07/21/32	2.850%(A)	3 Month TELBOR(2)(Q)	—	(13,384)	(13,384)
JPY	405,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)	(4,363)	(7,392)	(3,029)
JPY	81,190	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(4,510)	(6,316)	(1,806)
JPY	555,000	07/08/27	(0.050)%(A)	1 Day TONAR(2)(A)	(41,648)	(56,282)	(14,634)
JPY	420,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)	(69,451)	(82,102)	(12,651)
JPY	430,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)	(119,057)	(134,505)	(15,448)
JPY	28,295	12/21/32	0.375%(A)	1 Day TONAR(1)(A)	605	(3,513)	(4,118)
JPY	270,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)	(143,641)	(159,426)	(15,785)
JPY	245,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)	(175,378)	(201,940)	(26,562)
A54

AST MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	295,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)	$(310,312)	$(359,217)	$(48,905)
KRW	1,078,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)	—	(14,142)	(14,142)
KRW	1,200,000	07/08/27	3.095%(Q)	3 Month KWCDC(2)(Q)	—	(35,221)	(35,221)
KRW	1,690,000	07/08/32	2.950%(Q)	3 Month KWCDC(2)(Q)	—	(84,355)	(84,355)
MXN	7,800	07/06/32	8.905%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(7,180)	(7,180)
NOK	10,200	03/15/28	3.531%(A)	6 Month NIBOR(1)(S)	682	(1,540)	(2,222)
NOK	6,846	03/19/28	3.531%(A)	6 Month NIBOR(2)(S)	1,385	4,191	2,806
NOK	980	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	(12,639)	(14,047)	(1,408)
NOK	2,340	12/21/32	3.219%(A)	6 Month NIBOR(1)(S)	(1,720)	5,318	7,038
NZD	724	03/15/28	4.094%(S)	3 Month BBR(2)(Q)	9,061	8,528	(533)
NZD	1,153	03/19/28	4.344%(S)	3 Month BBR(2)(Q)	1,173	492	(681)
SEK	9,968	12/21/27	2.844%(A)	3 Month STIBOR(2)(Q)	14,516	(20,848)	(35,364)
SEK	3,795	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)	(60,381)	(69,750)	(9,369)
SEK	2,436	03/15/33	2.875%(A)	3 Month STIBOR(2)(Q)	(712)	(5,787)	(5,075)
SGD	480	07/14/32	2.620%(S)	1 Day SORA(2)(S)	—	(18,400)	(18,400)
THB	16,400	07/15/32	2.485%(Q)	1 Day THOR(2)(Q)	—	(20,518)	(20,518)
	13,794	05/18/25	2.802%(A)	1 Day SOFR(2)(A)	(414)	(324,670)	(324,256)
	42,363	03/20/26	2.572%(A)	1 Day SOFR(2)(A)	(657)	(861,921)	(861,264)
	751	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	23,887	45,111	21,224
	428	12/21/27	2.844%(A)	1 Day SOFR(2)(A)	(906)	18,266	19,172
	235	03/15/33	3.094%(A)	1 Day SOFR(1)(A)	2,015	8,427	6,412
	479	03/15/33	3.406%(A)	1 Day SOFR(1)(A)	(987)	(2,397)	(1,410)
	3,064	05/18/33	2.756%(A)	1 Day SOFR(1)(A)	(310)	187,831	188,141
	9,397	03/20/34	2.745%(A)	1 Day SOFR(1)(A)	(879)	494,834	495,713
					$(767,698)	$(1,408,784)	$(641,086)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	2,300	08/03/32	3.720%(Q)	3 Month KLIBOR(2)(Q)	$(24,260)	$—	$(24,260)	JPMorgan Chase Bank, N.A.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A55